UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	5-31-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	MAY 31, 2014

Emerging Markets Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWMIX	0.03%(2)	1.75%(2)	9.14%(2)	10.35%	6.85%	9/30/97
MSCI Emerging Markets Index	—	1.89%	4.27%	8.37%	11.69%	N/A(3)	—
Institutional Class	AMKIX	0.09%(2)	1.99%(2)	9.35%(2)	10.56%	10.43%	1/28/99
A Class(4)	AEMMX						5/12/99
No sales charge*		-0.04%(2)	1.61%(2)	8.87%(2)	10.10%	8.20%
With sales charge*		-5.75%(2)	-4.28%(2)	7.59%(2)	9.45%	7.78%
C Class	ACECX						12/18/01
No sales charge*		-0.41%(2)	0.83%(2)	8.05%(2)	9.25%	9.34%
With sales charge*		-1.41%(2)	0.83%(2)	8.05%(2)	9.25%	9.34%
R Class	AEMRX	-0.23%(2)	1.28%(2)	8.59%(2)	—	-3.13%(2)	9/28/07
R6 Class	AEDMX	0.24%(2)	—	—	—	7.70%(1)(2)	7/26/13

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Benchmark data first available January 2001.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.72%	1.52%	1.97%	2.72%	2.22%	1.37%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

MAY 31, 2014
Top Ten Holdings	% of net assets
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Itau Unibanco Holding SA ADR	3.3%
Tencent Holdings Ltd.	3.2%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.1%
Cemex SAB de CV ADR	1.7%
Ping An Insurance Group Co. H Shares	1.7%
Hon Hai Precision Industry Co. Ltd.	1.7%
ENN Energy Holdings Ltd.	1.6%
Credicorp Ltd.	1.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	97.8%
Temporary Cash Investments	3.5%
Other Assets and Liabilities	(1.3)%

Investments by Country	% of net assets
China	15.7%
South Korea	13.9%
Taiwan	12.1%
Brazil	11.6%
South Africa	7.1%
Mexico	7.1%
India	6.5%
Russia	4.2%
Indonesia	2.9%
Turkey	2.8%
Thailand	2.2%
Other Countries	11.7%
Cash and Equivalents*	2.2%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 – 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.30	$7.28	1.46%
Investor Class (before waiver)	$1,000	$1,000.30(2)	$8.53	1.71%
Institutional Class (after waiver)	$1,000	$1,000.90	$6.29	1.26%
Institutional Class (before waiver)	$1,000	$1,000.90(2)	$7.53	1.51%
A Class (after waiver)	$1,000	$999.60	$8.52	1.71%
A Class (before waiver)	$1,000	$999.60(2)	$9.77	1.96%
C Class (after waiver)	$1,000	$995.90	$12.24	2.46%
C Class (before waiver)	$1,000	$995.90(2)	$13.49	2.71%
R Class (after waiver)	$1,000	$997.70	$9.76	1.96%
R Class (before waiver)	$1,000	$997.70(2)	$11.01	2.21%
R6 Class (after waiver)	$1,000	$1,002.40	$5.54	1.11%
R6 Class (before waiver)	$1,000	$1,002.40(2)	$6.79	1.36%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.65	$7.34	1.46%
Investor Class (before waiver)	$1,000	$1,016.41	$8.60	1.71%
Institutional Class (after waiver)	$1,000	$1,018.65	$6.34	1.26%
Institutional Class (before waiver)	$1,000	$1,017.40	$7.59	1.51%
A Class (after waiver)	$1,000	$1,016.41	$8.60	1.71%
A Class (before waiver)	$1,000	$1,015.16	$9.85	1.96%
C Class (after waiver)	$1,000	$1,012.67	$12.34	2.46%
C Class (before waiver)	$1,000	$1,011.42	$13.59	2.71%
R Class (after waiver)	$1,000	$1,015.16	$9.85	1.96%
R Class (before waiver)	$1,000	$1,013.91	$11.10	2.21%
R6 Class (after waiver)	$1,000	$1,019.40	$5.59	1.11%
R6 Class (before waiver)	$1,000	$1,018.15	$6.84	1.36%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
BRAZIL — 11.6%
Anhanguera Educacional Participacoes SA	634,200	$4,552,040
BB Seguridade Participacoes SA	324,200	4,101,160
BRF SA ADR	120,500	2,600,390
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	135,600	6,149,460
Cielo SA	372,800	6,652,923
Hypermarcas SA	472,800	3,834,654
Itau Unibanco Holding SA ADR	950,615	14,734,533
Ultrapar Participacoes SA	226,500	5,467,625
WEG SA	383,110	4,490,679
		52,583,464
CANADA — 0.9%
Pacific Rubiales Energy Corp.	217,370	4,247,967
CHILE — 0.9%
SACI Falabella	426,171	3,979,065
CHINA — 15.7%
Brilliance China Automotive Holdings Ltd.	2,086,000	3,460,097
China Oilfield Services Ltd. H Shares	1,830,000	4,513,069
China Overseas Land & Investment Ltd.	914,000	2,381,390
CIMC Enric Holdings Ltd.	1,588,000	2,265,367
CNOOC Ltd.	3,085,000	5,292,244
CSR Corp. Ltd.	3,040,000	2,250,705
ENN Energy Holdings Ltd.	1,028,000	7,272,819
Great Wall Motor Co. Ltd. H Shares	706,500	2,897,826
Hengan International Group Co. Ltd.	249,500	2,646,912
Industrial & Commercial Bank of China Ltd. H Shares	9,022,645	5,865,397
Ping An Insurance Group Co. H Shares	1,014,500	7,844,662
Shenzhou International Group Holdings Ltd.	1,471,000	5,132,311
Tencent Holdings Ltd.	1,042,000	14,689,970
Vipshop Holdings Ltd. ADR(1)	27,284	4,438,015
		70,950,784
COLOMBIA — 1.3%
Cemex Latam Holdings SA(1)	639,910	5,879,735
GREECE — 0.8%
OPAP SA	213,190	3,621,000
HONG KONG — 0.5%
Qihoo 360 Technology Co. Ltd. ADR(1)	24,150	2,217,694
INDIA — 6.5%
HCL Technologies Ltd.	260,190	6,246,277
HDFC Bank Ltd.	419,929	5,633,757
ICICI Bank Ltd. ADR	54,380	2,701,055
ITC Ltd.	1,078,524	6,237,698

7

	Shares	Value
Larsen & Toubro Ltd.	85,550	$2,237,562
Tata Motors Ltd.	872,615	6,129,275
		29,185,624
INDONESIA — 2.9%
PT Bank Rakyat Indonesia (Persero) Tbk	5,805,500	5,072,043
PT Matahari Department Store Tbk(1)	3,302,000	4,108,056
PT Tower Bersama Infrastructure Tbk(1)	6,262,000	4,116,561
		13,296,660
MALAYSIA — 1.8%
Axiata Group Bhd	2,153,100	4,643,941
Sapurakencana Petroleum Bhd(1)	2,598,700	3,372,729
		8,016,670
MEXICO — 7.1%
Alsea SAB de CV	779,137	2,656,817
Cemex SAB de CV ADR(1)	611,771	7,873,493
Gruma SAB de CV B Shares(1)	359,490	3,747,151
Grupo Financiero Banorte SAB de CV	710,136	5,186,067
Grupo Mexico SAB de CV	1,235,050	4,063,518
Infraestructura Energetica Nova SAB de CV	1,024,430	5,615,978
Promotora y Operadora de Infraestructura SAB de CV(1)	224,735	3,138,931
		32,281,955
PERU — 1.5%
Credicorp Ltd.	43,704	6,828,750
PHILIPPINES — 1.7%
SM Investments Corp.	123,163	2,212,459
Universal Robina Corp.	1,539,390	5,242,123
		7,454,582
POLAND — 1.6%
Alior Bank SA(1)	109,470	3,012,459
Powszechny Zaklad Ubezpieczen SA	30,189	4,441,856
		7,454,315
RUSSIA — 4.2%
Magnit OJSC GDR	43,041	2,504,986
Mail.ru Group Ltd. GDR(1)	66,675	2,269,617
MMC Norilsk Nickel OJSC ADR	301,770	5,784,931
NovaTek OAO GDR	35,832	4,156,512
Sberbank of Russia(1)	993,502	2,406,281
Yandex NV A Shares(1)	66,079	2,057,700
		19,180,027
SINGAPORE — 0.7%
First Resources Ltd.	1,543,000	3,087,722
SOUTH AFRICA — 7.1%
Aspen Pharmacare Holdings Ltd.	212,322	5,479,802
Capitec Bank Holdings Ltd.	155,780	3,267,633
Discovery Holdings Ltd.	547,736	4,735,447
Mr Price Group Ltd.	272,760	4,392,334
MTN Group Ltd.	262,560	5,533,742

8

	Shares	Value
Naspers Ltd. N Shares	47,353	$5,220,192
Sasol Ltd.	65,450	3,681,163
		32,310,313
SOUTH KOREA — 13.9%
CJ Korea Express Co. Ltd.(1)	40,760	4,534,660
Coway Co. Ltd.	79,650	6,698,657
Daewoo International Corp.	94,590	2,985,491
Hotel Shilla Co. Ltd.	51,410	4,661,267
Hyundai Development Co-Engineering & Construction	126,460	3,545,144
Hyundai Motor Co.	30,550	6,722,677
LG Display Co. Ltd.(1)	155,600	4,140,894
Naturalendo Tech Co. Ltd.(1)	49,020	3,267,359
NAVER Corp.	6,680	4,963,184
Samsung Electronics Co. Ltd.	8,842	12,506,377
Seoul Semiconductor Co. Ltd.	56,130	2,123,719
SK Hynix, Inc.(1)	154,150	6,670,969
		62,820,398
TAIWAN — 12.1%
Hiwin Technologies Corp.	411,000	4,221,640
Hon Hai Precision Industry Co. Ltd.	2,513,000	7,743,783
King Slide Works Co. Ltd.	290,000	3,965,250
Largan Precision Co. Ltd.	70,000	4,575,545
MediaTek, Inc.	596,000	9,679,745
Merry Electronics Co. Ltd.	571,000	3,541,912
Taiwan Semiconductor Manufacturing Co. Ltd.	5,297,939	21,113,662
		54,841,537
THAILAND — 2.2%
Intouch Holdings PCL NVDR	1,202,000	2,718,504
Kasikornbank PCL NVDR	577,600	3,298,812
Thaicom PCL	3,117,300	3,703,159
		9,720,475
TURKEY — 2.8%
BIM Birlesik Magazalar AS	131,190	2,880,376
TAV Havalimanlari Holding AS	522,593	4,161,010
Turkiye Halk Bankasi AS	290,660	2,258,872
Ulker Biskuvi Sanayi AS	388,290	3,276,787
		12,577,045
TOTAL COMMON STOCKS (Cost $350,621,292)		442,535,782
TEMPORARY CASH INVESTMENTS — 3.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625%, 8/31/17, valued at $3,472,182), in a joint trading account at 0.05%, dated 5/30/14, due 6/2/14 (Delivery value $3,403,613)		3,403,599
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 11/30/15, valued at $2,776,903), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $2,722,882)		2,722,880

9

	Shares	Value
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $2,778,654), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $2,722,882)		$2,722,880
SSgA U.S. Government Money Market Fund	6,989,372	6,989,372
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,838,731)		15,838,731
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $366,460,023)		458,374,513
OTHER ASSETS AND LIABILITIES — (1.3)%		(5,669,905)
TOTAL NET ASSETS — 100.0%		$452,704,608

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.8%
Financials	18.3%
Consumer Discretionary	15.3%
Consumer Staples	9.4%
Industrials	8.8%
Energy	6.8%
Materials	5.2%
Telecommunication Services	4.5%
Utilities	2.8%
Health Care	1.9%
Cash and Equivalents*	2.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $366,460,023)	$458,374,513
Foreign currency holdings, at value (cost of $1,802,852)	1,802,624
Receivable for investments sold	7,440,783
Receivable for capital shares sold	56,390
Dividends and interest receivable	300,211
467,974,521

Liabilities
Disbursements in excess of demand deposit cash	2,673,613
Payable for investments purchased	11,577,013
Payable for capital shares redeemed	476,592
Accrued management fees	536,736
Distribution and service fees payable	5,959
15,269,913

Net Assets	$452,704,608

Net Assets Consist of:
Capital (par value and paid-in surplus)	$430,093,463
Distributions in excess of net investment income	(1,339,963)
Accumulated net realized loss	(67,950,024)
Net unrealized appreciation	91,901,132
$452,704,608

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$404,007,977	45,694,242	$8.84
Institutional Class, $0.01 Par Value	$31,849,795	3,514,477	$9.06
A Class, $0.01 Par Value	$12,007,708	1,403,452	$8.56*
C Class, $0.01 Par Value	$3,239,732	402,550	$8.05
R Class, $0.01 Par Value	$1,572,477	181,085	$8.68
R6 Class, $0.01 Par Value	$26,919	2,969	$9.07
*Maximum offering price $9.08 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $328,696)	$3,291,096
Interest	218
3,291,314
Expenses:
Management fees	3,676,238
Distribution and service fees:
A Class	13,779
C Class	16,404
R Class	3,100
Directors' fees and expenses	6,954
Other expenses	3,471
3,719,946
Fees waived	(545,558)
3,174,388

Net investment income (loss)	116,926

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	29,154,713
Foreign currency transactions	(274,001)
28,880,712
Change in net unrealized appreciation (depreciation) on:
Investments	(30,004,927)
Translation of assets and liabilities in foreign currencies	(2,022)
(30,006,949)

Net realized and unrealized gain (loss)	(1,126,237)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,009,311)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$116,926	$805,903
Net realized gain (loss)	28,880,712	36,603,521
Change in net unrealized appreciation (depreciation)	(30,006,949)	(6,393,203)
Net increase (decrease) in net assets resulting from operations	(1,009,311)	31,016,221

Distributions to Shareholders
From net investment income:
Investor Class	(1,395,783)	(1,646,742)
Institutional Class	(127,265)	(181,997)
A Class	(30,577)	(15,732)
C Class	(2,581)	—
R Class	(2,497)	—
R6 Class	(117)	—
Decrease in net assets from distributions	(1,558,820)	(1,844,471)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(14,763,458)	(57,978,517)

Redemption Fees
Increase in net assets from redemption fees	4,709	24,913

Net increase (decrease) in net assets	(17,326,880)	(28,781,854)

Net Assets
Beginning of period	470,031,488	498,813,342
End of period	$452,704,608	$470,031,488

Undistributed (distributions in excess of) net investment income	$(1,339,963)	$101,931

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

14

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees - The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 32% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.250% to 1.850% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.050% to 1.650% for the Institutional Class and 0.900% to 1.500% for the R6 Class. During the six months ended May 31, 2014, the investment advisor voluntarily agreed to waive 0.250% of its management fee. The investment advisor expects the fee waiver to continue through March 31, 2015, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2014 was $487,262, $38,834, $13,779, $4,101, $1,550 and $32 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2014 was 1.71% for the Investor Class, A Class, C Class and R Class, 1.51% for the Institutional Class and 1.36% for the R6 Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2014 was 1.46% for the Investor Class, A Class, C Class and R Class, 1.26% for the Institutional Class and 1.11% for the R6 Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the

16

investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $196,058,241 and $222,441,396, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	3,911,924	$33,877,130	7,313,071	$62,218,485
Issued in reinvestment of distributions	163,232	1,369,513	186,256	1,607,394
Redeemed	(5,866,542)	(50,135,278)	(14,123,267)	(121,216,351)
	(1,791,386)	(14,888,635)	(6,623,940)	(57,390,472)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	358,956	3,126,524	967,833	8,551,403
Issued in reinvestment of distributions	14,812	127,234	20,606	181,954
Redeemed	(429,947)	(3,767,113)	(750,390)	(6,606,195)
	(56,179)	(513,355)	238,049	2,127,162
A Class/Shares Authorized	40,000,000		40,000,000
Sold	459,840	3,841,724	756,334	6,291,182
Issued in reinvestment of distributions	3,655	29,682	1,779	14,890
Redeemed	(407,595)	(3,372,292)	(1,109,049)	(9,338,269)
	55,900	499,114	(350,936)	(3,032,197)
C Class/Shares Authorized	5,000,000		5,000,000
Sold	30,365	236,282	134,704	1,071,648
Issued in reinvestment of distributions	322	2,462	—	—
Redeemed	(69,368)	(536,844)	(133,416)	(1,038,723)
	(38,681)	(298,100)	1,288	32,925
R Class/Shares Authorized	10,000,000		10,000,000
Sold	63,877	542,215	68,244	581,011
Issued in reinvestment of distributions	303	2,497	—	—
Redeemed	(13,024)	(107,311)	(38,453)	(321,946)
	51,156	437,401	29,791	259,065
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	2,955	25,000
Issued in reinvestment of distributions	14	117	—	—
	14	117	2,955	25,000
Net increase (decrease)	(1,779,176)	$(14,763,458)	(6,702,793)	$(57,978,517)

(1)	July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$49,601,090	$392,934,692	—
Temporary Cash Investments	6,989,372	8,849,359	—
	$56,590,462	$401,784,051	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$366,627,365
Gross tax appreciation of investments	$96,624,257
Gross tax depreciation of investments	(4,877,109)
Net tax appreciation (depreciation) of investments	$91,747,148

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2013, the fund had accumulated short-term capital losses of $(96,644,074), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$8.87	—(4)	—(4)	—(4)	(0.03)	$8.84	0.03%	1.46%(5)	1.71%(5)	0.05%(5)	(0.20)%(5)	45%	$404,008
2013	$8.36	0.01	0.53	0.54	(0.03)	$8.87	6.48%	1.63%	1.72%	0.17%	0.08%	68%	$421,274
2012	$7.38	0.02	0.96	0.98	—	$8.36	13.28%	1.74%	1.74%	0.29%	0.29%	85%	$452,331
2011	$8.46	0.01	(1.09)	(1.08)	—	$7.38	(12.77)%	1.71%	1.71%	0.17%	0.17%	71%	$435,079
2010	$7.28	—(4)	1.18	1.18	—	$8.46	16.21%	1.72%	1.72%	(0.02)%	(0.02)%	87%	$583,978
2009	$4.17	0.01	3.13	3.14	(0.03)	$7.28	75.36%	1.78%	1.78%	0.11%	0.11%	126%	$567,248
Institutional Class
2014(3)	$9.09	0.01	—(4)	0.01	(0.04)	$9.06	0.09%	1.26%(5)	1.51%(5)	0.25%(5)	0.00%(5)(6)	45%	$31,850
2013	$8.56	0.03	0.55	0.58	(0.05)	$9.09	6.77%	1.43%	1.52%	0.37%	0.28%	68%	$32,452
2012	$7.56	0.04	0.97	1.01	(0.01)	$8.56	13.43%	1.54%	1.54%	0.49%	0.49%	85%	$28,536
2011	$8.65	0.03	(1.12)	(1.09)	—	$7.56	(12.60)%	1.51%	1.51%	0.37%	0.37%	71%	$29,695
2010	$7.43	0.02	1.20	1.22	—	$8.65	16.42%	1.52%	1.52%	0.18%	0.18%	87%	$40,969
2009	$4.26	0.02	3.18	3.20	(0.03)	$7.43	75.92%	1.58%	1.58%	0.31%	0.31%	126%	$27,787

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$8.59	(0.01)	—(4)	(0.01)	(0.02)	$8.56	(0.04)%	1.71%(5)	1.96%(5)	(0.20)%(5)	(0.45)%(5)	45%	$12,008
2013	$8.09	(0.01)	0.52	0.51	(0.01)	$8.59	6.30%	1.88%	1.97%	(0.08)%	(0.17)%	68%	$11,575
2012	$7.16	—(4)	0.93	0.93	—	$8.09	12.99%	1.99%	1.99%	0.04%	0.04%	85%	$13,745
2011	$8.23	(0.01)	(1.06)	(1.07)	—	$7.16	(13.00)%	1.96%	1.96%	(0.08)%	(0.08)%	71%	$15,339
2010	$7.10	(0.02)	1.15	1.13	—	$8.23	15.92%	1.97%	1.97%	(0.27)%	(0.27)%	87%	$29,572
2009	$4.07	(0.01)	3.06	3.05	(0.02)	$7.10	75.24%	2.03%	2.03%	(0.14)%	(0.14)%	126%	$23,260
C Class
2014(3)	$8.09	(0.04)	0.01	(0.03)	(0.01)	$8.05	(0.41)%	2.46%(5)	2.71%(5)	(0.95)%(5)	(1.20)%(5)	45%	$3,240
2013	$7.67	(0.06)	0.48	0.42	—	$8.09	5.48%	2.63%	2.72%	(0.83)%	(0.92)%	68%	$3,571
2012	$6.84	(0.05)	0.88	0.83	—	$7.67	12.13%	2.74%	2.74%	(0.71)%	(0.71)%	85%	$3,376
2011	$7.93	(0.07)	(1.02)	(1.09)	—	$6.84	(13.75)%	2.71%	2.71%	(0.83)%	(0.83)%	71%	$3,896
2010	$6.89	(0.07)	1.11	1.04	—	$7.93	15.09%	2.72%	2.72%	(1.02)%	(1.02)%	87%	$5,257
2009	$3.96	(0.05)	2.98	2.93	—	$6.89	73.99%	2.78%	2.78%	(0.89)%	(0.89)%	126%	$5,372

20

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$8.72	(0.02)	—(4)	(0.02)	(0.02)	$8.68	(0.23)%	1.96%(5)	2.21%(5)	(0.45)%(5)	(0.70)%(5)	45%	$1,572
2013	$8.23	(0.02)	0.51	0.49	—	$8.72	5.95%	2.13%	2.22%	(0.33)%	(0.42)%	68%	$1,133
2012	$7.30	(0.02)	0.95	0.93	—	$8.23	12.74%	2.24%	2.24%	(0.21)%	(0.21)%	85%	$824
2011	$8.42	(0.03)	(1.09)	(1.12)	—	$7.30	(13.30)%	2.21%	2.21%	(0.33)%	(0.33)%	71%	$631
2010	$7.28	(0.04)	1.18	1.14	—	$8.42	15.66%	2.22%	2.22%	(0.52)%	(0.52)%	87%	$828
2009	$4.17	(0.02)	3.14	3.12	(0.01)	$7.28	74.94%	2.28%	2.28%	(0.39)%	(0.39)%	126%	$516
R6 Class
2014(3)	$9.09	0.02	—(4)	0.02	(0.04)	$9.07	0.24%	1.11%(5)	1.36%(5)	0.40%(5)	0.15%(5)	45%	$27
2013(7)	$8.46	—(4)	0.63	0.63	—	$9.09	7.45%	1.12%(5)	1.37%(5)	0.14%(5)	(0.11)%(5)	68%(8)	$27

Notes to Financial Highlights
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended May 31, 2014 (unaudited).
(4)	Per-share amount was less than $0.005.
(5)	Annualized.
(6)	Ratio was less than 0.005%.
(7)	July 26, 2013 (commencement of sale) through November 30, 2013.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

21

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82560 1407

SEMIANNUAL REPORT	MAY 31, 2014

Global Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGGX	4.71%	21.02%	15.47%	9.05%	8.80%	12/1/98
MSCI World Index	—	6.52%	18.87%	14.47%	7.27%	4.79%(2)	—
Institutional Class	AGGIX	4.80%	21.27%	15.71%	9.28%	4.68%	8/1/00
A Class(3)	AGGRX						2/5/99
No sales charge*		4.53%	20.64%	15.16%	8.78%	7.86%
With sales charge*		-1.44%	13.65%	13.80%	8.13%	7.44%
C Class	AGLCX						3/1/02
No sales charge*		4.20%	19.78%	14.31%	7.98%	7.34%
With sales charge*		3.20%	19.78%	14.31%	7.98%	7.34%
R Class	AGORX	4.47%	20.40%	14.89%	—	7.40%	7/29/05
R6 Class	AGGDX	4.84%	—	—	—	17.08%(1)	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since November 30, 1998, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.09%	0.89%	1.34%	2.09%	1.59%	0.74%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

MAY 31, 2014
Top Ten Holdings	% of net assets
Google, Inc.*	3.2%
Facebook, Inc., Class A	2.2%
Roche Holding AG	2.0%
Priceline Group, Inc. (The)	2.0%
Monsanto Co.	1.8%
Precision Castparts Corp.	1.7%
Home Depot, Inc. (The)	1.7%
Halliburton Co.	1.5%
Schlumberger Ltd.	1.5%
Union Pacific Corp.	1.5%
*Includes all classes of the issuer.

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	61.2%
Foreign Common Stocks	37.3%
Total Common Stocks	98.5%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United States	61.2%
Japan	5.9%
United Kingdom	5.6%
Switzerland	4.9%
France	3.2%
Netherlands	2.7%
Sweden	2.6%
Denmark	2.5%
Hong Kong	2.2%
Spain	2.0%
Other Countries	5.7%
Cash and Equivalents*	1.5%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 – 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,047.10	$5.51	1.08%
Institutional Class	$1,000	$1,048.00	$4.49	0.88%
A Class	$1,000	$1,045.30	$6.78	1.33%
C Class	$1,000	$1,042.00	$10.59	2.08%
R Class	$1,000	$1,044.70	$8.05	1.58%
R6 Class	$1,000	$1,048.40	$3.73	0.73%
Hypothetical
Investor Class	$1,000	$1,019.55	$5.44	1.08%
Institutional Class	$1,000	$1,020.54	$4.43	0.88%
A Class	$1,000	$1,018.30	$6.69	1.33%
C Class	$1,000	$1,014.56	$10.45	2.08%
R Class	$1,000	$1,017.05	$7.95	1.58%
R6 Class	$1,000	$1,021.29	$3.68	0.73%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 0.6%
CSL Ltd.	61,143	$4,016,763
AUSTRIA — 0.7%
Erste Group Bank AG	118,110	4,103,932
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR	284,210	4,405,255
CANADA — 0.8%
Canadian Pacific Railway Ltd.	28,010	4,688,052
CHINA — 0.9%
ENN Energy Holdings Ltd.	756,000	5,348,493
DENMARK — 2.5%
GN Store Nord A/S	44,550	1,229,481
Novo Nordisk A/S B Shares	150,720	6,375,006
Pandora A/S	106,806	7,913,208
		15,517,695
FRANCE — 3.2%
Accor SA	154,630	8,181,576
Carrefour SA	200,810	7,300,490
Rexel SA	181,261	4,331,416
		19,813,482
GERMANY — 0.3%
Symrise AG	40,490	2,194,787
HONG KONG — 2.2%
BOC Hong Kong Holdings Ltd.	446,000	1,343,243
Hang Seng Bank Ltd.	276,200	4,560,019
Sands China Ltd.	1,062,000	7,739,377
		13,642,639
INDIA — 0.4%
Tata Motors Ltd. ADR	75,172	2,799,405
JAPAN — 5.9%
Daikin Industries Ltd.	111,300	6,630,987
Keyence Corp.	15,100	5,865,712
Nidec Corp.	112,900	6,564,392
ORIX Corp.	394,900	6,260,988
Rakuten, Inc.	375,183	4,861,163
Unicharm Corp.	100,500	6,085,285
		36,268,527
NETHERLANDS — 2.7%
Akzo Nobel NV	66,580	4,989,904
ASML Holding NV	43,949	3,771,876
ASML Holding NV New York Shares	36,264	3,114,352
Koninklijke DSM NV	63,200	4,557,392
		16,433,524

7

	Shares	Value
PERU — 0.7%
Credicorp Ltd.	26,024	$4,066,250
RUSSIA — 0.6%
Magnit OJSC GDR	64,080	3,729,456
SPAIN — 2.0%
Bankia SA(1)	2,974,680	6,045,908
Grifols SA	112,953	6,120,382
		12,166,290
SWEDEN — 2.6%
Skandinaviska Enskilda Banken AB A Shares	415,240	5,637,262
SKF AB B Shares	159,944	4,098,983
Svenska Cellulosa AB B Shares	217,231	6,044,294
		15,780,539
SWITZERLAND — 4.9%
Adecco SA	84,872	7,084,514
Cie Financiere Richemont SA	43,170	4,548,397
Credit Suisse Group AG	202,170	6,009,788
Roche Holding AG	42,131	12,397,006
		30,039,705
UNITED KINGDOM — 5.6%
Capita Group plc (The)	356,153	6,608,604
Compass Group plc	195,150	3,256,382
Johnson Matthey plc	108,600	5,846,970
Lloyds Banking Group plc(1)	6,493,021	8,473,965
Royal Bank of Scotland Group plc(1)	1,092,860	6,349,194
Whitbread plc	59,940	4,205,730
		34,740,845
UNITED STATES — 61.2%
Adobe Systems, Inc.(1)	47,030	3,035,316
Alexion Pharmaceuticals, Inc.(1)	25,294	4,206,898
Alliance Data Systems Corp.(1)	16,832	4,309,834
American Tower Corp.	101,730	9,118,060
Antero Resources Corp.(1)	47,820	2,940,930
B/E Aerospace, Inc.(1)	48,570	4,699,148
Biogen Idec, Inc.(1)	23,766	7,590,147
BorgWarner, Inc.	108,132	6,800,422
Bristol-Myers Squibb Co.	86,670	4,310,966
Celgene Corp.(1)	40,439	6,188,380
Cerner Corp.(1)	83,266	4,500,527
Charles Schwab Corp. (The)	263,834	6,651,255
Cognizant Technology Solutions Corp., Class A(1)	182,030	8,848,478
Colgate-Palmolive Co.	84,796	5,800,046
Continental Resources, Inc.(1)	53,904	7,565,965
Costco Wholesale Corp.	62,587	7,261,344
eBay, Inc.(1)	129,992	6,594,494
EQT Corp.	81,030	8,660,486
Equinix, Inc.(1)	30,989	6,159,064

8

	Shares	Value
Estee Lauder Cos., Inc. (The), Class A	104,965	$8,042,418
Facebook, Inc., Class A(1)	213,301	13,501,953
FedEx Corp.	57,801	8,332,592
Fortune Brands Home & Security, Inc.	133,426	5,334,372
Gilead Sciences, Inc.(1)	98,300	7,982,943
Google, Inc., Class A(1)	17,235	9,852,388
Google, Inc., Class C(1)	17,235	9,668,490
Halliburton Co.	147,380	9,526,643
Harley-Davidson, Inc.	43,661	3,110,410
Harman International Industries, Inc.	60,005	6,302,325
Home Depot, Inc. (The)	130,224	10,447,872
Ingersoll-Rand plc	121,340	7,258,559
IntercontinentalExchange Group, Inc.	44,145	8,670,078
Liberty Global plc(1)	106,820	4,571,896
Liberty Global plc Class A(1)	79,150	3,563,333
MasterCard, Inc., Class A	101,990	7,797,136
McKesson Corp.	31,460	5,966,074
Michael Kors Holdings Ltd.(1)	95,873	9,048,494
Mondelez International, Inc., Class A	219,000	8,238,780
Monsanto Co.	89,481	10,903,260
Oceaneering International, Inc.	74,300	5,353,315
Pentair Ltd.	77,090	5,753,998
Precision Castparts Corp.	41,366	10,464,771
Priceline Group, Inc. (The)(1)	9,500	12,146,985
Schlumberger Ltd.	90,044	9,368,178
Starbucks Corp.	69,333	5,077,949
Towers Watson & Co., Class A	31,480	3,541,815
Tractor Supply Co.	89,923	5,846,793
Twenty-First Century Fox, Inc.	234,340	8,297,979
Union Pacific Corp.	46,356	9,237,360
United Continental Holdings, Inc.(1)	86,240	3,826,469
United Rentals, Inc.(1)	60,902	6,154,147
Visa, Inc., Class A	35,463	7,618,516
WhiteWave Foods Co. Class A(1)	172,549	5,433,568
Yum! Brands, Inc.	71,840	5,553,950
		377,037,569
TOTAL COMMON STOCKS (Cost $419,324,629)		606,793,208
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625%, 8/31/17, valued at $1,923,958), in a joint trading account at 0.05%, dated 5/30/14, due 6/2/14 (Delivery value $1,885,964)		1,885,956
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 11/30/15, valued at $1,538,699), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $1,508,765)		1,508,764
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $1,539,670), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $1,508,766)		1,508,765

9

	Shares	Value
SSgA U.S. Government Money Market Fund	3,894,613	$3,894,613
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,798,098)		8,798,098
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $428,122,727)		615,591,306
OTHER ASSETS AND LIABILITIES — 0.1%		337,709
TOTAL NET ASSETS — 100.0%		$615,929,015

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.0%
Industrials	17.3%
Information Technology	14.6%
Financials	13.3%
Health Care	11.4%
Consumer Staples	9.4%
Energy	7.0%
Materials	4.6%
Utilities	0.9%
Cash and Equivalents*	1.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $428,122,727)	$615,591,306
Foreign currency holdings, at value (cost of $415,740)	417,339
Receivable for investments sold	5,669,597
Receivable for capital shares sold	280,035
Dividends and interest receivable	1,195,458
Other assets	16,658
623,170,393

Liabilities
Disbursements in excess of demand deposit cash	1,508,765
Payable for investments purchased	4,611,415
Payable for capital shares redeemed	565,080
Accrued management fees	537,026
Distribution and service fees payable	19,092
7,241,378

Net Assets	$615,929,015

Net Assets Consist of:
Capital (par value and paid-in surplus)	$421,158,215
Distributions in excess of net investment income	(3,908,306)
Undistributed net realized gain	11,164,981
Net unrealized appreciation	187,514,125
$615,929,015

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$464,308,064	36,843,062	$12.60
Institutional Class, $0.01 Par Value	$83,738,893	6,573,469	$12.74
A Class, $0.01 Par Value	$56,018,265	4,516,071	$12.40*
C Class, $0.01 Par Value	$6,652,240	581,649	$11.44
R Class, $0.01 Par Value	$4,886,738	395,327	$12.36
R6 Class, $0.01 Par Value	$324,815	25,475	$12.75
*Maximum offering price $13.16 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $299,004)	$4,001,944
Interest	587
4,002,531

Expenses:
Management fees	3,102,763
Distribution and service fees:
A Class	66,534
C Class	31,151
R Class	11,674
Directors' fees and expenses	9,594
3,221,716

Net investment income (loss)	780,815

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	12,398,654
Foreign currency transactions	(66,770)
12,331,884

Change in net unrealized appreciation (depreciation) on:
Investments	14,243,315
Translation of assets and liabilities in foreign currencies	16,420
14,259,735

Net realized and unrealized gain (loss)	26,591,619

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,372,434

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$780,815	$498,222
Net realized gain (loss)	12,331,884	56,708,423
Change in net unrealized appreciation (depreciation)	14,259,735	71,714,914
Net increase (decrease) in net assets resulting from operations	27,372,434	128,921,559

Distributions to Shareholders
From net investment income:
Investor Class	(2,865,005)	(1,492,644)
Institutional Class	(560,772)	(273,982)
A Class	(302,173)	(52,005)
C Class	(24,440)	—
R Class	(23,517)	—
R6 Class	(209)	—
From net realized gains:
Investor Class	(9,756,997)	—
Institutional Class	(1,784,697)	—
A Class	(1,171,760)	—
C Class	(140,516)	—
R Class	(100,231)	—
R6 Class	(620)	—
Decrease in net assets from distributions	(16,730,937)	(1,818,631)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	25,222,665	(7,786,769)

Redemption Fees
Increase in net assets from redemption fees	13,978	21,725

Net increase (decrease) in net assets	35,878,140	119,337,884

Net Assets
Beginning of period	580,050,875	460,712,991
End of period	$615,929,015	$580,050,875

Distributions in excess of net investment income	$(3,908,306)	$(913,005)

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

14

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees - The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.050% to 1.300% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.850% to 1.100% for the Institutional Class and 0.700% to 0.950% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2014 was 1.08% for the Investor Class, A Class, C Class and R Class, 0.88% for the Institutional Class and 0.73% for the R6 Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $126,025,869 and $110,218,029, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	2,599,921	$32,008,372	3,867,396	$41,349,199
Issued in reinvestment of distributions	1,019,389	12,336,746	142,377	1,459,360
Redeemed	(2,084,771)	(25,647,715)	(7,522,825)	(80,330,603)
	1,534,539	18,697,403	(3,513,052)	(37,522,044)
Institutional Class/Shares Authorized	35,000,000		35,000,000
Sold	354,858	4,423,595	2,715,772	32,463,147
Issued in reinvestment of distributions	191,773	2,345,469	26,496	273,969
Redeemed	(440,703)	(5,489,772)	(1,126,926)	(12,038,152)
	105,928	1,279,292	1,615,342	20,698,964
A Class/Shares Authorized	35,000,000		35,000,000
Sold	862,929	10,484,894	1,659,451	17,366,675
Issued in reinvestment of distributions	122,631	1,460,436	5,001	50,611
Redeemed	(675,148)	(8,259,041)	(1,035,690)	(10,762,776)
	310,412	3,686,289	628,762	6,654,510
C Class/Shares Authorized	10,000,000		10,000,000
Sold	121,608	1,364,453	107,127	1,077,402
Issued in reinvestment of distributions	11,449	125,535	—	—
Redeemed	(48,330)	(539,399)	(74,025)	(714,493)
	84,727	950,589	33,102	362,909
R Class/Shares Authorized	5,000,000		5,000,000
Sold	61,651	745,432	276,036	2,772,191
Issued in reinvestment of distributions	10,431	123,748	—	—
Redeemed	(45,489)	(549,738)	(74,809)	(778,299)
	26,593	319,442	201,227	1,993,892
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	23,180	288,821	2,228	25,000
Issued in reinvestment of distributions	67	829	—	—
	23,247	289,650	2,228	25,000
Net increase (decrease)	2,085,446	$25,222,665	(1,032,391)	$(7,786,769)
(1) July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

17

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Domestic Common Stocks	$377,037,569	—	—
Foreign Common Stocks	14,385,262	$215,370,377	—
Temporary Cash Investments	3,894,613	4,903,485	—
	$395,317,444	$220,273,862	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$429,028,941
Gross tax appreciation of investments	$187,950,564
Gross tax depreciation of investments	(1,388,199)
Net tax appreciation (depreciation) of investments	$186,562,365

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$12.39	0.02	0.55	0.57	(0.08)	(0.28)	(0.36)	$12.60	4.71%	1.08%(4)	0.27%(4)	19%	$464,308
2013	$9.63	0.01	2.79	2.80	(0.04)	—	(0.04)	$12.39	29.15%	1.09%	0.11%	64%	$437,599
2012	$8.52	0.03	1.11	1.14	(0.03)	—	(0.03)	$9.63	13.37%	1.10%	0.28%	54%	$373,887
2011	$8.41	0.03	0.13	0.16	(0.05)	—	(0.05)	$8.52	1.82%	1.11%	0.28%	53%	$322,672
2010	$7.80	0.03	0.64	0.67	(0.06)	—	(0.06)	$8.41	8.61%	1.16%	0.33%	100%	$344,950
2009	$5.90	0.04	1.86	1.90	—(5)	—	—(5)	$7.80	32.24%	1.22%	0.62%	103%	$346,590
Institutional Class
2014(3)	$12.52	0.03	0.56	0.59	(0.09)	(0.28)	(0.37)	$12.74	4.80%	0.88%(4)	0.47%(4)	19%	$83,739
2013	$9.73	0.03	2.82	2.85	(0.06)	—	(0.06)	$12.52	29.42%	0.89%	0.31%	64%	$80,968
2012	$8.60	0.05	1.13	1.18	(0.05)	—	(0.05)	$9.73	13.71%	0.90%	0.48%	54%	$47,203
2011	$8.49	0.04	0.13	0.17	(0.06)	—	(0.06)	$8.60	2.00%	0.91%	0.48%	53%	$35,991
2010	$7.90	0.04	0.64	0.68	(0.09)	—	(0.09)	$8.49	8.68%	0.96%	0.53%	100%	$45,459
2009	$5.97	0.05	1.89	1.94	(0.01)	—	(0.01)	$7.90	32.61%	1.02%	0.82%	103%	$44,752

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$12.21	—(5)	0.54	0.54	(0.07)	(0.28)	(0.35)	$12.40	4.53%	1.33%(4)	0.02%(4)	19%	$56,018
2013	$9.49	(0.02)	2.75	2.73	(0.01)	—	(0.01)	$12.21	28.83%	1.34%	(0.14)%	64%	$51,351
2012	$8.39	—(5)	1.10	1.10	—(5)	—	—(5)	$9.49	13.16%	1.35%	0.03%	54%	$33,938
2011	$8.28	—(5)	0.13	0.13	(0.02)	—	(0.02)	$8.39	1.58%	1.36%	0.03%	53%	$26,908
2010	$7.67	0.01	0.62	0.63	(0.02)	—	(0.02)	$8.28	8.20%	1.41%	0.08%	100%	$33,641
2009	$5.81	0.02	1.84	1.86	—	—	—	$7.67	32.01%	1.47%	0.37%	103%	$34,744
C Class
2014(3)	$11.30	(0.04)	0.50	0.46	(0.04)	(0.28)	(0.32)	$11.44	4.20%	2.08%(4)	(0.73)%(4)	19%	$6,652
2013	$8.84	(0.09)	2.55	2.46	—	—	—	$11.30	27.97%	2.09%	(0.89)%	64%	$5,615
2012	$7.87	(0.06)	1.03	0.97	—	—	—	$8.84	12.20%	2.10%	(0.72)%	54%	$4,098
2011	$7.81	(0.06)	0.12	0.06	—	—	—	$7.87	0.77%	2.11%	(0.72)%	53%	$3,557
2010	$7.27	(0.05)	0.59	0.54	—	—	—	$7.81	7.43%	2.16%	(0.67)%	100%	$4,579
2009	$5.54	(0.02)	1.75	1.73	—	—	—	$7.27	31.23%	2.22%	(0.38)%	103%	$3,535

20

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$12.18	(0.01)	0.53	0.52	(0.06)	(0.28)	(0.34)	$12.36	4.47%	1.58%(4)	(0.23)%(4)	19%	$4,887
2013	$9.47	(0.04)	2.75	2.71	—	—	—	$12.18	28.51%	1.59%	(0.39)%	64%	$4,489
2012	$8.39	(0.02)	1.10	1.08	—	—	—	$9.47	12.87%	1.60%	(0.22)%	54%	$1,587
2011	$8.29	(0.02)	0.12	0.10	—	—	—	$8.39	1.21%	1.61%	(0.22)%	53%	$636
2010	$7.67	(0.01)	0.63	0.62	—	—	—	$8.29	8.08%	1.66%	(0.17)%	100%	$490
2009	$5.82	—(5)	1.85	1.85	—	—	—	$7.67	31.79%	1.72%	0.12%	103%	$442
R6 Class
2014(3)	$12.53	0.07	0.52	0.59	(0.09)	(0.28)	(0.37)	$12.75	4.84%	0.73%(4)	0.62%(4)	19%	$325
2013(6)	$11.22	—(5)	1.31	1.31	—	—	—	$12.53	11.68%	0.74%(4)	0.00%(4)(7)	64%(8)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Ratio was less than 0.005%.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82558 1407

SEMIANNUAL REPORT	MAY 31, 2014

International Discovery Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWEGX	6.23%	22.53%	13.72%	9.19%	11.45%	4/1/94
MSCI All Country World ex-U.S. Mid Cap Growth Index	—	6.25%	14.66%	11.46%	7.71%	N/A(2)	—
Institutional Class	TIDIX	6.33%	22.75%	13.95%	9.41%	10.33%	1/2/98
A Class(3)	ACIDX						4/28/98
No sales charge*		6.15%	22.28%	13.46%	8.93%	8.63%
With sales charge*		0.08%	15.29%	12.13%	8.29%	8.23%
C Class	TWECX						3/1/10
No sales charge*		5.69%	21.36%	—	—	10.84%
With sales charge*		4.69%	21.36%	—	—	10.84%
R Class	TWERX	5.97%	22.02%	—	—	11.38%	3/1/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available June 1994.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.56%	1.36%	1.81%	2.56%	2.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

MAY 31, 2014
Top Ten Holdings	% of net assets
Pandora A/S	3.0%
Ashtead Group plc	2.9%
Lonza Group AG	2.8%
St. James's Place plc	2.7%
Vestas Wind Systems A/S	2.6%
Zodiac Aerospace	2.5%
United Internet AG	2.2%
Catcher Technology Co. Ltd.	2.1%
London Stock Exchange Group plc	2.0%
Groupe Eurotunnel SA	1.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.5%
Exchange-Traded Funds	0.8%
Total Equity Exposure	99.3%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
United Kingdom	16.1%
Japan	11.3%
France	10.6%
Canada	9.2%
Switzerland	7.1%
Denmark	6.7%
Germany	5.9%
China	5.3%
Taiwan	4.9%
Australia	3.9%
Spain	3.5%
Sweden	2.2%
Other Countries	11.8%
Exchange-Traded Funds	0.8%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 - 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,062.30	$7.92	1.54%
Institutional Class	$1,000	$1,063.30	$6.89	1.34%
A Class	$1,000	$1,061.50	$9.20	1.79%
C Class	$1,000	$1,056.90	$13.03	2.54%
R Class	$1,000	$1,059.70	$10.48	2.04%
Hypothetical
Investor Class	$1,000	$1,017.25	$7.75	1.54%
Institutional Class	$1,000	$1,018.25	$6.74	1.34%
A Class	$1,000	$1,016.01	$9.00	1.79%
C Class	$1,000	$1,012.27	$12.74	2.54%
R Class	$1,000	$1,014.76	$10.25	2.04%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 3.9%
Flight Centre Travel Group Ltd.	102,270	$4,737,939
G8 Education Ltd.	872,860	3,679,841
James Hardie Industries SE	570,030	7,602,041
Ramsay Health Care Ltd.	168,620	7,430,455
Seek Ltd.	199,440	3,142,357
		26,592,633
BELGIUM — 0.4%
Ageas	64,280	2,702,302
BRAZIL — 1.1%
BM&FBovespa SA	1,452,600	7,236,092
CANADA — 9.2%
Africa Oil Corp.(1)	422,312	3,018,462
Agnico-Eagle Mines Ltd. New York Shares	51,720	1,564,013
Alimentation Couche Tard, Inc. B Shares	381,260	10,351,650
Badger Daylighting Ltd.	33,000	1,065,203
Calfrac Well Services Ltd.	142,010	4,861,580
Canadian Energy Services & Technology Corp.	121,289	3,492,246
Capstone Mining Corp.(1)	296,410	713,483
Dollarama, Inc.	96,180	8,113,607
Element Financial Corp.(1)	653,460	8,226,256
Linamar Corp.	160,260	8,904,976
Precision Drilling Corp.	592,980	7,694,576
Vermilion Energy, Inc.	65,710	4,437,228
		62,443,280
CHINA — 5.3%
China Gas Holdings Ltd.	5,080,000	8,216,640
China State Construction International Holdings Ltd.	2,054,000	3,555,380
E-Commerce China Dangdang, Inc. A Shares ADR(1)	312,900	3,135,258
Haier Electronics Group Co. Ltd.	1,445,000	3,380,945
Shenzhou International Group Holdings Ltd.	2,307,000	8,049,111
Vipshop Holdings Ltd. ADR(1)	26,070	4,240,546
Youku Tudou, Inc. ADR(1)	65,910	1,285,245
YY, Inc. ADR(1)	64,700	4,212,617
		36,075,742
DENMARK — 6.7%
GN Store Nord A/S	272,340	7,515,978
Pandora A/S	271,570	20,120,496
Vestas Wind Systems A/S(1)	331,550	17,833,103
		45,469,577
FINLAND — 0.9%
Outokumpu Oyj(1)	16,746,860	5,896,597

7

	Shares	Value
FRANCE — 10.6%
Gaztransport Et Technigaz	128,570	$8,412,489
Groupe Eurotunnel SA	945,200	12,497,959
Iliad SA	23,540	7,524,765
JCDecaux SA	149,890	5,972,348
Peugeot SA(1)	641,081	9,070,974
Plastic Omnium SA	194,260	6,597,629
Valeo SA	32,580	4,374,525
Zodiac Aerospace	481,930	17,133,070
		71,583,759
GERMANY — 5.9%
Aareal Bank AG	159,640	7,552,268
Leoni AG	61,870	4,953,176
Morphosys AG(1)	56,660	5,132,337
OSRAM Licht AG(1)	20,200	1,025,014
United Internet AG	315,600	14,586,275
Wirecard AG	160,100	6,983,690
		40,232,760
GREECE — 0.3%
OPAP SA	122,090	2,073,680
HONG KONG — 1.7%
Techtronic Industries Co.	1,055,500	3,328,665
Xinyi Solar Holdings Ltd.(1)	30,652,000	8,183,935
		11,512,600
IRELAND — 1.7%
Bank of Ireland(1)	15,058,480	5,788,605
Smurfit Kappa Group plc	225,990	5,452,631
		11,241,236
ISRAEL — 0.6%
Caesarstone Sdot-Yam Ltd.	94,441	4,266,372
ITALY — 0.5%
Banca Generali SpA	116,190	3,392,594
JAPAN — 11.3%
Advantest Corp.	217,100	2,454,638
Coca-Cola East Japan Co. Ltd.	234,200	5,535,218
Daifuku Co. Ltd.	579,000	7,547,475
Dwango Co. Ltd.	170,000	4,463,752
Ebara Corp.	1,066,000	6,450,452
Jafco Co. Ltd.	72,700	2,878,006
Japan Airport Terminal Co. Ltd.	270,000	6,935,658
M3, Inc.	200,400	3,114,271
Mabuchi Motor Co. Ltd.	118,900	8,806,542
Mazda Motor Corp.	972,000	4,201,179
Ono Pharmaceutical Co. Ltd.	44,200	3,386,641
Rinnai Corp.	66,000	5,783,104
Seiko Epson Corp.	166,000	5,764,342
Sohgo Security Services Co. Ltd.	213,300	5,206,783
Tokyo Steel Manufacturing Co. Ltd.	842,500	3,889,735
		76,417,796

8

	Shares	Value
NETHERLANDS — 0.6%
Reed Elsevier NV	175,360	$3,926,264
NORWAY — 0.7%
BW LPG Ltd.	332,010	4,720,864
SINGAPORE — 0.9%
Ezion Holdings Ltd.	3,452,400	6,055,393
SOUTH KOREA — 1.2%
Amorepacific Corp.	1,390	1,974,230
Seoul Semiconductor Co. Ltd.	159,130	6,020,798
		7,995,028
SPAIN — 3.5%
Applus Services SA(1)	380,700	8,510,800
Bankinter SA	887,630	7,034,782
Grifols SA	147,110	7,971,186
		23,516,768
SWEDEN — 2.2%
Meda AB A Shares	305,090	5,338,619
Trelleborg AB B Shares	436,820	9,530,144
		14,868,763
SWITZERLAND — 7.1%
AMS AG	19,600	3,213,043
Aryzta AG	51,600	4,811,390
Cembra Money Bank AG	86,200	5,717,789
Clariant AG	389,180	8,040,011
Lindt & Spruengli AG	1,400	6,938,247
Lonza Group AG	177,230	19,049,009
		47,769,489
TAIWAN — 4.9%
Advanced Semiconductor Engineering, Inc.	3,351,000	4,246,652
Catcher Technology Co. Ltd.	1,567,000	14,005,302
Hermes Microvision, Inc.	152,041	6,084,581
Hiwin Technologies Corp.	549,000	5,639,126
Vanguard International Semiconductor Corp.	1,833,000	2,842,524
		32,818,185
UNITED KINGDOM — 16.1%
Ashtead Group plc	1,348,470	19,901,973
Babcock International Group plc	333,670	6,789,868
Countrywide plc	659,500	6,013,665
Hays plc	2,711,980	6,873,276
Henderson Group plc	1,899,700	7,944,765
London Stock Exchange Group plc	418,140	13,723,342
Merlin Entertainments plc(1)(2)	1,172,270	7,160,305
Persimmon plc(1)	179,290	4,021,033
Rentokil Initial plc	4,223,810	8,354,335
St. James's Place plc	1,412,660	18,528,808
Weir Group plc (The)	218,490	9,595,295
		108,906,665

9

	Shares	Value
UNITED STATES — 1.2%
Lazard Ltd. Class A	155,510	$7,853,255
TOTAL COMMON STOCKS (Cost $542,578,852)		665,567,694
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI Emerging Markets Index Fund (Cost $5,375,746)	131,340	5,588,516
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625%, 8/31/17, valued at $1,407,937), in a joint trading account at 0.05%, dated 5/30/14, due 6/2/14 (Delivery value $1,380,134)		1,380,128
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 11/30/15, valued at $1,126,008), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $1,104,103)		1,104,102
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $1,126,718), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $1,104,103)		1,104,102
SSgA U.S. Government Money Market Fund	2,850,042	2,850,042
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,438,374)		6,438,374
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $554,392,972)		677,594,584
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,012,793)
TOTAL NET ASSETS — 100.0%		$675,581,791

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.8%
Consumer Discretionary	18.7%
Financials	15.5%
Information Technology	12.5%
Health Care	8.8%
Materials	5.5%
Energy	5.1%
Consumer Staples	4.3%
Utilities	1.2%
Telecommunication Services	1.1%
Exchange-Traded Funds	0.8%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $7,160,305, which represented 1.1% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $554,392,972)	$677,594,584
Foreign currency holdings, at value (cost of $47,213)	43,563
Receivable for investments sold	14,424,951
Receivable for capital shares sold	20,416
Dividends and interest receivable	588,730
Other assets	128,141
692,800,385

Liabilities
Disbursements in excess of demand deposit cash	1,104,102
Payable for investments purchased	13,182,934
Payable for capital shares redeemed	2,051,173
Accrued management fees	878,801
Distribution and service fees payable	1,584
17,218,594

Net Assets	$675,581,791

Net Assets Consist of:
Capital (par value and paid-in surplus)	$728,316,327
Distributions in excess of net investment income	(3,009,757)
Accumulated net realized loss	(172,869,212)
Net unrealized appreciation	123,144,433
$675,581,791

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$637,429,814	47,752,016	$13.35
Institutional Class, $0.01 Par Value	$32,368,117	2,397,526	$13.50
A Class, $0.01 Par Value	$4,860,650	373,444	$13.02*
C Class, $0.01 Par Value	$499,178	38,258	$13.05
R Class, $0.01 Par Value	$424,032	32,035	$13.24
*Maximum offering price $13.81 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $574,651)	$7,473,779
Interest	609
7,474,388

Expenses:
Management fees	5,141,839
Distribution and service fees:
A Class	5,229
C Class	2,141
R Class	1,022
Directors' fees and expenses	171,261
Other expenses	200
5,321,692

Net investment income (loss)	2,152,696

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	40,859,359
Foreign currency transactions	(58,181)
40,801,178

Change in net unrealized appreciation (depreciation) on:
Investments	(3,398,754)
Translation of assets and liabilities in foreign currencies	2,650
(3,396,104)

Net realized and unrealized gain (loss)	37,405,074

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,557,770

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$2,152,696	$249,567
Net realized gain (loss)	40,801,178	128,353,831
Change in net unrealized appreciation (depreciation)	(3,396,104)	25,999,876
Net increase (decrease) in net assets resulting from operations	39,557,770	154,603,274

Distributions to Shareholders
From net investment income:
Investor Class	(6,710,325)	(8,871,910)
Institutional Class	(445,178)	(778,029)
A Class	(31,274)	(41,551)
C Class	(1,497)	(566)
R Class	(1,905)	(3,285)
Decrease in net assets from distributions	(7,190,179)	(9,695,341)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(8,816,494)	(127,252,463)

Redemption Fees
Increase in net assets from redemption fees	16,073	12,796

Net increase (decrease) in net assets	23,567,170	17,668,266

Net Assets
Beginning of period	652,014,621	634,346,355
End of period	$675,581,791	$652,014,621

Undistributed (distributions in excess of) net investment income	$(3,009,757)	$2,027,726

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Discovery Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

14

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees - The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.200% to 1.750% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.000% to 1.550% for the Institutional Class. The effective annual management fee for each class for the six months ended May 31, 2014 was 1.51% for the Investor Class, A Class, C Class and R Class and 1.31% for the Institutional Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The impact of directors' fees and expenses to the ratio of operating expenses to average net assets was 0.03% for the period ended May 31, 2014. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $442,845,216 and $455,008,872, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	3,733,945	$50,372,176	1,547,181	$17,131,175
Issued in reinvestment of distributions	493,153	6,430,257	795,041	8,371,778
Redeemed	(5,319,531)	(70,562,187)	(11,283,868)	(122,824,641)
	(1,092,433)	(13,759,754)	(8,941,646)	(97,321,688)
Institutional Class/Shares Authorized	70,000,000		70,000,000
Sold	1,433,282	19,291,959	264,674	2,892,178
Issued in reinvestment of distributions	33,648	444,778	73,013	777,585
Redeemed	(1,195,160)	(16,017,952)	(2,993,465)	(33,838,869)
	271,770	3,718,785	(2,655,778)	(30,169,106)
A Class/Shares Authorized	10,000,000		10,000,000
Sold	120,691	1,552,773	145,076	1,601,685
Issued in reinvestment of distributions	2,425	31,274	3,872	39,768
Redeemed	(39,644)	(512,205)	(148,232)	(1,628,334)
	83,472	1,071,842	716	13,119
C Class/Shares Authorized	10,000,000		10,000,000
Sold	12,241	158,502	27,306	303,661
Issued in reinvestment of distributions	113	1,497	55	566
Redeemed	(1,671)	(22,269)	(9,219)	(97,824)
	10,683	137,730	18,142	206,403
R Class/Shares Authorized	10,000,000		10,000,000
Sold	1,234	16,120	2,569	28,230
Issued in reinvestment of distributions	141	1,905	315	3,285
Redeemed	(237)	(3,122)	(1,158)	(12,706)
	1,138	14,903	1,726	18,809
Net increase (decrease)	(725,370)	$(8,816,494)	(11,576,840)	$(127,252,463)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$26,557,306	$639,010,388	—
Exchange-Traded Funds	5,588,516	—	—
Temporary Cash Investments	2,850,042	3,588,332	—
	$34,995,864	$642,598,720	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$555,719,287
Gross tax appreciation of investments	$128,238,764
Gross tax depreciation of investments	(6,363,467)
Net tax appreciation (depreciation) of investments	$121,875,297

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2013, the fund had accumulated short-term capital losses of $(211,449,086), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$12.70	0.04	0.75	0.79	(0.14)	$13.35	6.23%	1.54%(4)	0.64%(4)	66%	$637,430
2013	$10.08	—(5)	2.79	2.79	(0.17)	$12.70	27.97%	1.56%	0.03%	157%	$620,359
2012	$9.22	0.04	0.82	0.86	—(5)	$10.08	9.23%	1.50%	0.42%	154%	$582,331
2011	$9.88	0.02	(0.68)	(0.66)	—	$9.22	(6.58)%	1.42%	0.14%	167%	$660,971
2010	$8.55	—(5)	1.35	1.35	(0.02)	$9.88	15.80%	1.43%	0.00%(6)	199%	$878,530
2009	$6.26	0.01	2.34	2.35	(0.06)	$8.55	38.06%	1.48%	0.13%	207%	$872,865
Institutional Class
2014(3)	$12.86	0.05	0.76	0.81	(0.17)	$13.50	6.33%	1.34%(4)	0.84%(4)	66%	$32,368
2013	$10.20	0.05	2.80	2.85	(0.19)	$12.86	28.16%	1.36%	0.23%	157%	$27,341
2012	$9.34	0.05	0.83	0.88	(0.02)	$10.20	9.44%	1.30%	0.62%	154%	$48,794
2011	$9.99	0.03	(0.68)	(0.65)	—	$9.34	(6.41)%	1.22%	0.34%	167%	$97,063
2010	$8.66	0.02	1.36	1.38	(0.05)	$9.99	16.06%	1.23%	0.20%	199%	$97,167
2009	$6.34	0.02	2.37	2.39	(0.07)	$8.66	38.32%	1.28%	0.33%	207%	$79,830

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2014(3)	$12.36	0.03	0.73	0.76	(0.10)	$13.02	6.15%	1.79%(4)	0.39%(4)	66%	$4,861
2013	$9.81	(0.03)	2.72	2.69	(0.14)	$12.36	27.69%	1.81%	(0.22)%	157%	$3,585
2012	$9.00	0.01	0.80	0.81	—	$9.81	8.88%	1.75%	0.17%	154%	$2,838
2011	$9.67	(0.02)	(0.65)	(0.67)	—	$9.00	(6.83)%	1.67%	(0.11)%	167%	$3,182
2010	$8.37	(0.02)	1.32	1.30	—	$9.67	15.53%	1.68%	(0.25)%	199%	$4,814
2009	$6.13	—(5)	2.29	2.29	(0.05)	$8.37	37.71%	1.73%	(0.12)%	207%	$6,342
C Class
2014(3)	$12.39	(0.02)	0.73	0.71	(0.05)	$13.05	5.69%	2.54%(4)	(0.36)%(4)	66%	$499
2013	$9.83	(0.14)	2.76	2.62	(0.06)	$12.39	26.75%	2.56%	(0.97)%	157%	$342
2012	$9.08	(0.05)	0.80	0.75	—	$9.83	8.14%	2.50%	(0.58)%	154%	$93
2011	$9.82	(0.07)	(0.67)	(0.74)	—	$9.08	(7.43)%	2.42%	(0.86)%	167%	$87
2010(8)	$8.50	(0.05)	1.37	1.32	—	$9.82	15.53%	2.43%(4)	(0.77)%(4)	199%(9)	$77
R Class
2014(3)	$12.55	0.01	0.74	0.75	(0.06)	$13.24	5.97%	2.04%(4)	0.14%(4)	66%	$424
2013	$9.96	(0.06)	2.76	2.70	(0.11)	$12.55	27.35%	2.06%	(0.47)%	157%	$388
2012	$9.15	—(5)	0.81	0.81	—	$9.96	8.73%	2.00%	(0.08)%	154%	$290
2011	$9.86	(0.04)	(0.67)	(0.71)	—	$9.15	(7.10)%	1.92%	(0.36)%	167%	$27
2010(8)	$8.50	(0.01)	1.37	1.36	—	$9.86	16.00%	1.93%(4)	(0.16)%(4)	199%(9)	$29

Notes to Financial Highlights

20

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(8)	March 1, 2010 (commencement of sale) through November 30, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82561 1407

SEMIANNUAL REPORT	MAY 31, 2014

International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWIEX	3.14%	15.74%	13.18%	7.71%	8.31%	5/9/91
MSCI EAFE Index	—	5.33%	18.04%	11.42%	7.06%	5.92%(2)	—
MSCI EAFE Growth Index	—	4.48%	15.68%	12.02%	7.14%	4.62%(2)	—
Institutional Class	TGRIX	3.18%	15.93%	13.41%	7.93%	6.41%	11/20/97
A Class(3)	TWGAX						10/2/96
No sales charge*		3.02%	15.53%	12.93%	7.45%	6.78%
With sales charge*		-2.93%	8.92%	11.60%	6.82%	6.43%
C Class	AIWCX						6/4/01
No sales charge*		2.65%	14.63%	12.08%	6.64%	3.94%
With sales charge*		1.65%	14.63%	12.08%	6.64%	3.94%
R Class	ATGRX	2.91%	15.20%	12.61%	7.19%	8.06%	8/29/03
R6 Class	ATGDX	3.30%	—	—	—	13.00%(1)	7/26/13
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since April 30, 1991, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.22%	1.02%	1.47%	2.22%	1.72%	0.87%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

MAY 31, 2014
Top Ten Holdings	% of net assets
Roche Holding AG	3.0%
Nestle SA	2.2%
Novartis AG	1.9%
Bayer AG	1.8%
BG Group plc	1.6%
Pandora A/S	1.5%
Nidec Corp.	1.5%
Associated British Foods plc	1.4%
Ashtead Group plc	1.4%
Daimler AG	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.6%
Other Assets and Liabilities	0.4%

Investments by Country	% of net assets
United Kingdom	22.7%
Japan	14.2%
Switzerland	10.7%
France	10.0%
Germany	8.0%
Denmark	4.6%
Netherlands	4.3%
Australia	3.5%
Spain	3.2%
China	3.0%
Italy	2.5%
Sweden	2.4%
Other Countries	10.5%
Other Assets and Liabilities	0.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 – 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.40	$6.03	1.19%
Institutional Class	$1,000	$1,031.80	$5.01	0.99%
A Class	$1,000	$1,030.20	$7.29	1.44%
C Class	$1,000	$1,026.50	$11.06	2.19%
R Class	$1,000	$1,029.10	$8.55	1.69%
R6 Class	$1,000	$1,033.00	$4.26	0.84%
Hypothetical
Investor Class	$1,000	$1,019.00	$5.99	1.19%
Institutional Class	$1,000	$1,020.00	$4.99	0.99%
A Class	$1,000	$1,017.75	$7.24	1.44%
C Class	$1,000	$1,014.01	$11.00	2.19%
R Class	$1,000	$1,016.51	$8.50	1.69%
R6 Class	$1,000	$1,020.74	$4.23	0.84%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 3.5%
BHP Billiton Ltd.	472,402	$16,271,108
Commonwealth Bank of Australia	273,456	20,763,984
CSL Ltd.	366,524	24,078,637
James Hardie Industries SE	928,330	12,380,406
		73,494,135
AUSTRIA — 0.4%
Erste Group Bank AG	232,957	8,094,485
BELGIUM — 1.3%
Anheuser-Busch InBev NV	250,902	27,535,793
BRAZIL — 0.5%
Itau Unibanco Holding SA Preference Shares	712,800	11,097,828
CHINA — 3.0%
Baidu, Inc. ADR(1)	80,308	13,331,128
ENN Energy Holdings Ltd.	932,000	6,593,645
Haier Electronics Group Co. Ltd.	3,965,000	9,277,127
Tencent Holdings Ltd.	1,446,500	20,392,554
Vipshop Holdings Ltd. ADR(1)	73,950	12,028,707
		61,623,161
DENMARK — 4.6%
Coloplast A/S B Shares	126,513	10,929,762
GN Store Nord A/S	693,506	19,139,221
Novo Nordisk A/S B Shares	594,266	25,135,679
Pandora A/S	414,872	30,737,676
Vestas Wind Systems A/S(1)	190,130	10,226,536
		96,168,874
FINLAND — 0.7%
Sampo A Shares	270,485	13,634,956
FRANCE — 10.0%
Accor SA	398,930	21,107,652
Airbus Group NV	249,115	17,865,362
AXA SA	593,928	14,662,090
Carrefour SA	308,707	11,223,108
Cie de St-Gobain	297,853	16,969,535
Cie Generale d'Optique Essilor International SA	70,845	7,441,866
Iliad SA	39,082	12,492,900
Publicis Groupe SA	134,697	11,618,981
Schneider Electric SA	264,935	24,947,975
Technip SA	62,180	6,677,445
Total SA	387,930	27,222,972
Valeo SA	122,928	16,505,576
Zodiac Aerospace	523,282	18,603,173
		207,338,635
GERMANY — 8.0%
adidas AG	112,312	12,054,944
BASF SE	144,789	16,671,770

7

	Shares	Value
Bayer AG	255,145	$36,901,675
Continental AG	95,731	22,634,481
Daimler AG	290,125	27,565,227
Henkel AG & Co. KGaA Preference Shares	87,390	10,093,519
Siemens AG	128,454	17,065,447
Sky Deutschland AG(1)	1,745,799	16,287,254
Wirecard AG	168,121	7,333,572
		166,607,889
GREECE — 0.4%
Alpha Bank AE(1)	9,280,529	8,729,019
HONG KONG — 0.8%
Sands China Ltd.	2,408,000	17,548,417
INDIA — 1.9%
ICICI Bank Ltd. ADR	239,290	11,885,534
Tata Consultancy Services Ltd.	345,610	12,524,488
Tata Motors Ltd. ADR	377,008	14,039,778
		38,449,800
INDONESIA — 0.5%
PT Bank Mandiri (Persero) Tbk	12,835,000	11,185,964
IRELAND — 0.6%
Bank of Ireland(1)	23,420,791	9,003,146
Kerry Group plc A Shares	54,074	4,116,758
		13,119,904
ITALY — 2.5%
Intesa Sanpaolo SpA	2,940,920	9,853,913
Luxottica Group SpA	256,601	14,656,019
UniCredit SpA	3,043,537	26,531,559
		51,041,491
JAPAN — 14.2%
Daikin Industries Ltd.	370,000	22,043,713
Daito Trust Construction Co. Ltd.	66,600	7,212,819
FANUC Corp.	124,600	21,199,136
Fuji Heavy Industries Ltd.	679,100	17,978,138
Honda Motor Co., Ltd.	652,000	22,820,000
Japan Tobacco, Inc.	337,429	11,415,574
Keyence Corp.	69,400	26,958,969
Komatsu Ltd.	778,400	16,951,992
Mitsubishi Estate Co. Ltd.	339,000	8,228,576
Mizuho Financial Group, Inc.	7,177,700	13,960,556
Murata Manufacturing Co. Ltd.	176,900	14,984,368
Nidec Corp.	525,000	30,525,295
ORIX Corp.	1,722,000	27,301,650
Panasonic Corp.	1,653,300	17,751,050
Rakuten, Inc.	1,066,404	13,817,160
Seven & I Holdings Co. Ltd.	281,000	11,228,959
Unicharm Corp.	172,200	10,426,727
		294,804,682
MEXICO — 0.9%
Cemex SAB de CV ADR(1)	1,531,032	19,704,382
NETHERLANDS — 4.3%
Akzo Nobel NV	311,385	23,337,056

8

	Shares	Value
ASML Holding NV	267,453	$22,953,865
ING Groep NV CVA(1)	1,815,532	25,429,006
Koninklijke Boskalis Westminster NV	301,981	17,198,544
		88,918,471
NORWAY — 0.7%
Statoil ASA	472,439	14,478,466
RUSSIA — 0.6%
Magnit OJSC GDR	204,902	11,925,296
SPAIN — 3.2%
Amadeus IT Holding SA A Shares	293,476	12,893,669
Banco Popular Espanol SA	2,788,674	19,694,954
Bankia SA(1)	12,324,568	25,049,150
Inditex SA	55,776	8,097,307
		65,735,080
SWEDEN — 2.4%
Skandinaviska Enskilda Banken AB A Shares	1,687,062	22,903,405
Svenska Cellulosa AB B Shares	738,018	20,534,810
Volvo AB B Shares	511,790	7,441,298
		50,879,513
SWITZERLAND — 10.7%
Adecco SA	135,679	11,325,522
Cie Financiere Richemont SA	137,410	14,477,536
Givaudan SA	7,307	11,978,421
Nestle SA	570,444	44,750,074
Novartis AG	435,498	39,051,356
Roche Holding AG	208,914	61,472,741
Sika AG	3,824	15,155,082
UBS AG	1,169,434	23,480,093
		221,690,825
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	788,111	16,203,562
TURKEY — 0.4%
BIM Birlesik Magazalar AS	364,218	7,996,681
UNITED KINGDOM — 22.7%
ARM Holdings plc	871,381	13,437,590
Ashtead Group plc	1,921,305	28,356,404
Associated British Foods plc	592,075	29,951,698
BG Group plc	1,598,901	32,723,724
BT Group plc	2,820,538	18,769,295
Bunzl plc	518,120	14,520,853
Burberry Group plc	629,189	16,167,719
Capita Group plc (The)	672,363	12,476,045
Carnival plc	120,520	4,898,875
Compass Group plc	369,285	6,162,095
International Consolidated Airlines Group SA(1)	2,977,511	19,644,182
Intertek Group plc	163,290	7,986,755
ITV plc	3,046,450	9,298,855
Johnson Matthey plc	424,583	22,859,337
Lloyds Banking Group plc(1)	18,832,495	24,578,068
Next plc	129,061	14,364,436
Prudential plc	636,940	14,792,124

9

	Shares	Value
Reckitt Benckiser Group plc	316,236	$27,033,792
Rio Tinto plc	484,510	24,826,967
Rolls-Royce Holdings plc	685,820	11,955,534
Rolls-Royce Holdings plc Preference Shares	91,899,880	154,043
Royal Bank of Scotland Group plc(1)	3,258,444	18,930,597
Shire plc	298,776	17,097,583
Smith & Nephew plc	765,411	13,419,980
St. James's Place plc	1,750,761	22,963,427
Travis Perkins plc	578,902	16,331,071
Whitbread plc	390,814	27,421,728
		471,122,777
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,637,424,563)		2,069,130,086
OTHER ASSETS AND LIABILITIES — 0.4%		8,449,480
TOTAL NET ASSETS — 100.0%		$2,077,579,566

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.5%
Financials	19.2%
Industrials	16.6%
Health Care	12.2%
Consumer Staples	10.9%
Materials	7.8%
Information Technology	7.7%
Energy	3.9%
Telecommunication Services	1.5%
Utilities	0.3%
Other Assets and Liabilities	0.4%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,637,424,563)	$2,069,130,086
Foreign currency holdings, at value (cost of $3,185,702)	3,182,143
Receivable for investments sold	29,378,310
Receivable for capital shares sold	1,291,352
Dividends and interest receivable	8,262,624
Other assets	320,702
2,111,565,217

Liabilities
Disbursements in excess of demand deposit cash	2,925,821
Payable for investments purchased	28,373,501
Payable for capital shares redeemed	501,719
Accrued management fees	2,010,672
Distribution and service fees payable	73,036
Accrued foreign taxes	100,902
33,985,651

Net Assets	$2,077,579,566

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,573,555,974
Distributions in excess of net investment income	(4,499,436)
Undistributed net realized gain	76,869,687
Net unrealized appreciation	431,653,341
$2,077,579,566

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,539,296,635	112,236,366	$13.71
Institutional Class, $0.01 Par Value	$216,463,509	15,875,477	$13.64
A Class, $0.01 Par Value	$304,265,434	22,022,729	$13.82*
C Class, $0.01 Par Value	$10,229,102	751,815	$13.61
R Class, $0.01 Par Value	$2,367,088	169,694	$13.95
R6 Class, $0.01 Par Value	$4,957,798	363,728	$13.63
*Maximum offering price $14.66 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,232,644)	$27,197,673
Interest	356
27,198,029

Expenses:
Management fees	11,644,439
Distribution and service fees:
A Class	356,549
C Class	38,205
R Class	5,503
Directors' fees and expenses	32,957
Other expenses	7,697
12,085,350

Net investment income (loss)	15,112,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $22,408)	95,602,301
Foreign currency transactions	159,608
95,761,909

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $186,031)	(47,341,402)
Translation of assets and liabilities in foreign currencies	(322,714)
(47,664,116)

Net realized and unrealized gain (loss)	48,097,793

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,210,472

 See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$15,112,679	$14,701,721
Net realized gain (loss)	95,761,909	239,243,421
Change in net unrealized appreciation (depreciation)	(47,664,116)	131,287,150
Net increase (decrease) in net assets resulting from operations	63,210,472	385,232,292

Distributions to Shareholders
From net investment income:
Investor Class	(21,533,533)	(20,623,148)
Institutional Class	(3,156,132)	(2,775,151)
A Class	(3,096,954)	(2,541,575)
C Class	(18,143)	(22,786)
R Class	(18,382)	(23,701)
R6 Class	(93,071)	—
From net realized gains:
Investor Class	(30,554,806)	—
Institutional Class	(3,774,435)	—
A Class	(5,446,175)	—
C Class	(105,404)	—
R Class	(45,597)	—
R6 Class	(103,783)	—
Decrease in net assets from distributions	(67,946,415)	(25,986,361)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	117,090,462	(6,050,779)

Redemption Fees
Increase in net assets from redemption fees	92,345	47,633

Net increase (decrease) in net assets	112,446,864	353,242,785

Net Assets
Beginning of period	1,965,132,702	1,611,889,917
End of period	$2,077,579,566	$1,965,132,702

Undistributed (distributions in excess of) net investment income	$(4,499,436)	$8,304,100

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)
1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

14

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms

15

and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees - The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 18% of the shares of the fund.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.050% to 1.500% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.850% to 1.300% for the Institutional Class and 0.700% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2014 was 1.19% for the Investor Class, A Class, C Class and R Class, 0.99% for the Institutional Class and 0.84% for the R6 Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

16

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $863,238,807 and $798,080,941, respectively.

For the six months ended May 31, 2014, the fund incurred net realized gains of $1,950,934 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	8,406,799	$113,144,981	9,610,155	$118,472,050
Issued in reinvestment of distributions	3,844,324	50,247,027	1,715,577	19,900,407
Redeemed	(8,816,002)	(118,926,894)	(15,013,406)	(184,392,231)
	3,435,121	44,465,114	(3,687,674)	(46,019,774)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	3,627,069	48,372,026	3,140,110	38,258,142
Issued in reinvestment of distributions	529,316	6,878,135	237,368	2,753,024
Redeemed	(1,782,556)	(23,915,307)	(2,376,498)	(29,848,228)
	2,373,829	31,334,854	1,000,980	11,162,938
A Class/Shares Authorized	150,000,000		150,000,000
Sold	3,790,076	51,378,116	5,245,205	65,703,449
Issued in reinvestment of distributions	637,839	8,406,322	215,947	2,503,930
Redeemed	(1,744,957)	(23,770,039)	(3,642,714)	(45,205,498)
	2,682,958	36,014,399	1,818,438	23,001,881
C Class/Shares Authorized	10,000,000		10,000,000
Sold	413,244	5,534,399	163,034	2,125,390
Issued in reinvestment of distributions	7,339	95,427	1,715	19,472
Redeemed	(26,649)	(358,391)	(31,039)	(379,874)
	393,934	5,271,435	133,710	1,764,988
R Class/Shares Authorized	5,000,000		5,000,000
Sold	38,536	527,564	34,725	433,114
Issued in reinvestment of distributions	4,285	57,002	1,862	21,632
Redeemed	(35,690)	(485,483)	(72,251)	(914,494)
	7,131	99,083	(35,664)	(459,748)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	24,433	325,372	384,473	4,698,936
Issued in reinvestment of distributions	15,166	196,854	—	—
Redeemed	(45,407)	(616,649)	(14,937)	(200,000)
	(5,808)	(94,423)	369,536	4,498,936
Net increase (decrease)	8,887,165	$117,090,462	(400,674)	$(6,050,779)

(1)	July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$87,193,091	$1,981,936,995	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,646,670,761
Gross tax appreciation of investments	$436,714,608
Gross tax depreciation of investments	(14,255,283)
Net tax appreciation (depreciation) of investments	$422,459,325

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2013, the fund had accumulated short-term capital losses of $2,044,941, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2016.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$13.78	0.10	0.31	0.41	(0.20)	(0.28)	(0.48)	$13.71	3.14%	1.19%(4)	1.52%(4)	40%	$1,539,297
2013	$11.27	0.11	2.58	2.69	(0.18)	—	(0.18)	$13.78	24.22%	1.22%	0.84%	110%	$1,499,623
2012	$9.90	0.15	1.33	1.48	(0.11)	—	(0.11)	$11.27	15.10%	1.29%	1.41%	106%	$1,268,251
2011	$10.30	0.10	(0.35)	(0.25)	(0.15)	—	(0.15)	$9.90	(2.57)%	1.32%	0.95%	125%	$1,189,245
2010	$9.75	0.09	0.61	0.70	(0.15)	—	(0.15)	$10.30	7.28%	1.35%	0.87%	130%	$1,320,906
2009	$7.15	0.09	2.64	2.73	(0.13)	—	(0.13)	$9.75	38.66%	1.38%	1.18%	151%	$1,279,615
Institutional Class
2014(3)	$13.73	0.12	0.30	0.42	(0.23)	(0.28)	(0.51)	$13.64	3.18%	0.99%(4)	1.72%(4)	40%	$216,464
2013	$11.24	0.13	2.58	2.71	(0.22)	—	(0.22)	$13.73	24.54%	1.02%	1.04%	110%	$185,325
2012	$9.89	0.17	1.33	1.50	(0.15)	—	(0.15)	$11.24	15.28%	1.09%	1.61%	106%	$140,446
2011	$10.30	0.12	(0.33)	(0.21)	(0.20)	—	(0.20)	$9.89	(2.27)%	1.12%	1.15%	125%	$113,741
2010	$9.78	0.10	0.61	0.71	(0.19)	—	(0.19)	$10.30	7.38%	1.15%	1.07%	130%	$98,610
2009	$7.17	0.11	2.64	2.75	(0.14)	—	(0.14)	$9.78	38.96%	1.18%	1.38%	151%	$66,920

19

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$13.86	0.09	0.31	0.40	(0.16)	(0.28)	(0.44)	$13.82	3.02%	1.44%(4)	1.27%(4)	40%	$304,265
2013	$11.33	0.07	2.61	2.68	(0.15)	—	(0.15)	$13.86	23.98%	1.47%	0.59%	110%	$267,979
2012	$9.92	0.12	1.35	1.47	(0.06)	—	(0.06)	$11.33	14.80%	1.54%	1.16%	106%	$198,434
2011	$10.29	0.08	(0.35)	(0.27)	(0.10)	—	(0.10)	$9.92	(2.76)%	1.57%	0.70%	125%	$172,901
2010	$9.72	0.06	0.61	0.67	(0.10)	—	(0.10)	$10.29	6.98%	1.60%	0.62%	130%	$183,990
2009	$7.13	0.07	2.63	2.70	(0.11)	—	(0.11)	$9.72	38.30%	1.63%	0.93%	151%	$177,804
C Class
2014(3)	$13.58	0.06	0.28	0.34	(0.03)	(0.28)	(0.31)	$13.61	2.65%	2.19%(4)	0.52%(4)	40%	$10,229
2013	$11.14	(0.03)	2.57	2.54	(0.10)	—	(0.10)	$13.58	23.00%	2.22%	(0.16)%	110%	$4,859
2012	$9.77	0.04	1.33	1.37	—	—	—	$11.14	14.02%	2.29%	0.41%	106%	$2,497
2011	$10.13	—(5)	(0.36)	(0.36)	—	—	—	$9.77	(3.55)%	2.32%	(0.05)%	125%	$2,725
2010	$9.54	(0.01)	0.60	0.59	—	—	—	$10.13	6.18%	2.35%	(0.13)%	130%	$2,691
2009	$7.00	0.01	2.59	2.60	(0.06)	—	(0.06)	$9.54	37.29%	2.38%	0.18%	151%	$3,051

20

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$13.96	0.07	0.31	0.38	(0.11)	(0.28)	(0.39)	$13.95	2.91%	1.69%(4)	1.02%(4)	40%	$2,367
2013	$11.41	0.05	2.62	2.67	(0.12)	—	(0.12)	$13.96	23.59%	1.72%	0.34%	110%	$2,270
2012	$9.97	0.10	1.35	1.45	(0.01)	—	(0.01)	$11.41	14.56%	1.79%	0.91%	106%	$2,262
2011	$10.32	0.05	(0.36)	(0.31)	(0.04)	—	(0.04)	$9.97	(3.05)%	1.82%	0.45%	125%	$3,222
2010	$9.72	0.03	0.62	0.65	(0.05)	—	(0.05)	$10.32	6.75%	1.85%	0.37%	130%	$4,381
2009	$7.13	0.06	2.62	2.68	(0.09)	—	(0.09)	$9.72	37.97%	1.88%	0.68%	151%	$5,436
R6 Class
2014(3)	$13.74	0.13	0.29	0.42	(0.25)	(0.28)	(0.53)	$13.63	3.30%	0.84%(4)	1.87%(4)	40%	$4,958
2013(6)	$12.56	0.01	1.17	1.18	—	—	—	$13.74	9.39%	0.85%(4)	0.20%(4)	110%(7)	$5,076

Notes to Financial Highlights
(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended May 31, 2014 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)	July 26, 2013 (commencement of sale) through November 30, 2013.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82557 1407

SEMIANNUAL REPORT	MAY 31, 2014

International Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AIOIX	4.97%(2)	18.06%(2)	17.19%(2)	11.34%	13.47%	6/1/01
MSCI All Country World ex-U.S. Small Cap Growth Index	—	6.23%	16.31%	13.99%	9.12%	8.34%	—
Institutional Class	ACIOX	4.98%(2)	18.22%(2)	17.40%(2)	11.57%	16.13%	1/9/03
A Class(2)	AIVOX						3/1/10
No sales charge*		4.80%	17.75%	—	—	14.41%
With sales charge*		-1.23%	10.96%	—	—	12.81%
C Class(2)	AIOCX						3/1/10
No sales charge*		4.41%	16.91%	—	—	13.58%
With sales charge*		3.41%	16.91%	—	—	13.58%
R Class(2)	AIORX	4.73%	17.44%	—	—	14.13%	3/1/10
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	A Class	R Class
1.80%	1.60%	2.05%	2.80%	2.30%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

MAY 31, 2014
Top Ten Holdings	% of net assets
Aareal Bank AG	2.8%
Wirecard AG	2.2%
Vestas Wind Systems A/S	2.2%
Royal UNIBREW A/S	2.1%
Sanitec Corp.	2.0%
Plastic Omnium SA	1.7%
Banca Generali SpA	1.7%
NORMA Group	1.6%
CCL Industries, Inc. Class B	1.6%
Countrywide plc	1.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.6%
Rights	0.2%
Total Equity Exposure	98.8%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
Japan	12.7%
Germany	11.0%
United Kingdom	11.0%
Canada	9.2%
France	5.8%
Denmark	5.6%
Sweden	5.3%
Italy	5.1%
South Korea	4.3%
China	3.5%
Hong Kong	3.2%
Finland	3.0%
Spain	2.6%
Taiwan	2.4%
Singapore	2.1%
Australia	2.1%
Switzerland	2.0%
India	2.0%
Other Countries	5.9%
Cash and Equivalents**	1.2%
**Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 – 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,049.70	$7.87	1.54%
Investor Class (before waiver)	$1,000	$1,049.70(2)	$8.89	1.74%
Institutional Class (after waiver)	$1,000	$1,049.80	$6.85	1.34%
Institutional Class (before waiver)	$1,000	$1,049.80(2)	$7.87	1.54%
A Class (after waiver)	$1,000	$1,048.00	$9.14	1.79%
A Class (before waiver)	$1,000	$1,048.00(2)	$10.16	1.99%
C Class (after waiver)	$1,000	$1,044.10	$12.94	2.54%
C Class (before waiver)	$1,000	$1,044.10(2)	$13.96	2.74%
R Class (after waiver)	$1,000	$1,047.30	$10.41	2.04%
R Class (before waiver)	$1,000	$1,047.30(2)	$11.43	2.24%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.25	$7.75	1.54%
Investor Class (before waiver)	$1,000	$1,016.26	$8.75	1.74%
Institutional Class (after waiver)	$1,000	$1,018.25	$6.74	1.34%
Institutional Class (before waiver)	$1,000	$1,017.25	$7.75	1.54%
A Class (after waiver)	$1,000	$1,016.01	$9.00	1.79%
A Class (before waiver)	$1,000	$1,015.01	$10.00	1.99%
C Class (after waiver)	$1,000	$1,012.27	$12.74	2.54%
C Class (before waiver)	$1,000	$1,011.27	$13.74	2.74%
R Class (after waiver)	$1,000	$1,014.76	$10.25	2.04%
R Class (before waiver)	$1,000	$1,013.76	$11.25	2.24%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 2.1%
G8 Education Ltd.	551,180	$2,323,689
Magellan Financial Group Ltd.	100,960	1,165,084
		3,488,773
AUSTRIA — 0.5%
Zumtobel AG	40,080	857,770
CAMBODIA — 0.5%
NagaCorp Ltd.	854,000	783,178
CANADA — 9.2%
Africa Oil Corp.(1)	69,770	494,187
ATS Automation Tooling Systems, Inc.(1)	79,060	1,074,743
Capstone Mining Corp.(1)	76,459	184,043
CCL Industries, Inc. Class B	27,034	2,624,115
Element Financial Corp.(1)	194,270	2,445,620
FirstService Corp.	43,270	2,157,714
Linamar Corp.	37,750	2,097,609
Raging River Exploration, Inc.(1)	245,140	2,278,900
Stantec, Inc.	28,050	1,736,084
West Fraser Timber Co. Ltd.	8,970	411,976
		15,504,991
CHINA — 3.5%
21Vianet Group, Inc. ADR(1)	49,610	1,337,486
58.com, Inc. ADR(1)	20,380	819,276
CIMC Enric Holdings Ltd.	606,000	864,491
Ju Teng International Holdings Ltd.	1,794,000	1,367,549
Jumei International Holding Ltd. ADR(1)	17,240	474,100
YY, Inc. ADR(1)	15,970	1,039,807
		5,902,709
DENMARK — 5.6%
OW Bunker A/S(1)	47,090	1,513,692
Pandora A/S	9,260	686,069
Royal UNIBREW A/S(1)	22,250	3,582,669
Vestas Wind Systems A/S(1)	68,560	3,687,641
		9,470,071
FINLAND — 3.0%
Cramo Oyj	81,050	1,794,249
Sanitec Corp.	255,020	3,334,466
		5,128,715
FRANCE — 5.8%
APERAM(1)	36,140	1,178,893
Criteo SA ADR(1)	31,380	902,175
Eurofins Scientific	6,800	2,085,619

7

	Shares	Value
Gaztransport Et Technigaz	24,000	$1,570,349
Nexity SA	25,490	1,072,109
Plastic Omnium SA	85,600	2,907,223
		9,716,368
GERMANY — 11.0%
Aareal Bank AG	100,560	4,757,304
Aurelius AG	48,898	1,809,692
CTS Eventim AG	14,050	869,417
DMG MORI SEIKI AG	68,140	2,169,330
Jungheinrich AG Preference Shares	19,340	1,402,529
Morphosys AG(1)	12,480	1,130,455
NORMA Group	48,930	2,668,291
Wirecard AG	85,560	3,732,195
		18,539,213
GREECE — 1.1%
Hellenic Exchanges - Athens Stock Exchange SA Holding	156,350	1,817,986
HONG KONG — 3.2%
Man Wah Holdings Ltd.	544,400	884,752
Melco International Development Ltd.	235,000	748,683
Paradise Entertainment Ltd.(1)	2,428,000	1,932,266
Techtronic Industries Co.	327,500	1,032,816
Xinyi Solar Holdings Ltd.(1)	3,132,000	836,229
		5,434,746
INDIA — 2.0%
Apollo Tyres Ltd.	437,700	1,304,804
Bharat Forge Ltd.	242,040	2,054,821
		3,359,625
INDONESIA — 0.6%
PT Matahari Department Store Tbk(1)	770,900	959,085
ISRAEL — 1.0%
Caesarstone Sdot-Yam Ltd.	36,060	1,629,011
ITALY — 5.1%
Banca Generali SpA	99,050	2,892,128
Banca Popolare di Milano Scarl(1)	1,228,230	1,121,755
Ei Towers SpA	11,610	654,887
Interpump Group SpA	163,710	2,296,330
Piaggio & C SpA(1)	433,257	1,622,953
		8,588,053
JAPAN — 12.7%
Aica Kogyo Co. Ltd.	69,300	1,505,811
Aida Engineering Ltd.	90,900	799,170
Daifuku Co. Ltd.	125,600	1,637,242
Dwango Co. Ltd.	30,200	792,973
F@N Communications, Inc.	64,100	964,648
Fujitsu General Ltd.	127,000	1,377,289
Hoshizaki Electric Co. Ltd.	27,200	1,247,780
Japan Aviation Electronics Industry Ltd.	94,000	1,746,110

8

	Shares	Value
Kanamoto Co. Ltd.	33,800	$1,245,088
Kureha Corp.	299,000	1,448,006
M3, Inc.	86,000	1,336,464
Sanwa Holdings Corp.	182,000	1,238,959
Seiko Epson Corp.	52,700	1,830,005
Seria Co. Ltd.	31,000	1,266,798
Sohgo Security Services Co. Ltd.	51,400	1,254,705
Tadano Ltd.	112,000	1,693,202
		21,384,250
MALAYSIA — 0.4%
7-Eleven Malaysia Holdings Bhd(1)	1,579,600	752,190
NORWAY — 0.6%
Hexagon Composites ASA	162,175	1,058,035
PORTUGAL — 1.2%
Sonae	1,112,530	1,950,277
SINGAPORE — 2.1%
Ezion Holdings Ltd.	1,282,200	2,248,936
OSIM International Ltd.	577,000	1,288,049
		3,536,985
SOUTH KOREA — 4.3%
Cosmax, Inc.(1)	22,120	1,782,263
Hanssem Co. Ltd.	18,750	1,628,357
Hotel Shilla Co. Ltd.	20,720	1,878,651
Kolao Holdings	34,243	847,516
Seoul Semiconductor Co. Ltd.	29,400	1,112,370
		7,249,157
SPAIN — 2.4%
Applus Services SA(1)	56,100	1,254,153
Liberbank SA(1)	919,540	990,242
Melia Hotels International SA	137,620	1,760,595
		4,004,990
SWEDEN — 5.3%
AarhusKarlshamn AB	24,710	1,620,994
Avanza Bank Holding AB	33,270	1,310,019
Clas Ohlson AB B Shares	73,720	1,679,961
Cloetta AB B Shares(1)	249,840	866,152
Haldex AB	138,150	1,744,422
Hexpol AB	18,700	1,788,404
		9,009,952
SWITZERLAND — 2.0%
AMS AG	6,310	1,034,403
Cembra Money Bank AG	24,550	1,628,442
Leonteq AG	4,190	781,385
		3,444,230

9

	Shares	Value
TAIWAN — 2.4%
AirTAC International Group	120,210	$1,306,914
Everlight Electronics Co. Ltd.	593,000	1,400,157
Makalot Industrial Co. Ltd.	249,000	1,278,818
		3,985,889
UNITED KINGDOM — 11.0%
Bellway plc	66,910	1,547,731
Bodycote plc	126,010	1,575,685
Close Brothers Group plc	59,164	1,315,994
Countrywide plc	275,210	2,509,508
Grafton Group plc	123,380	1,180,882
Hikma Pharmaceuticals plc	51,080	1,459,825
Howden Joinery Group plc	138,600	741,801
Keller Group plc	50,600	809,141
Pets at Home Group plc(1)	302,280	1,050,097
Plus500 Ltd.	83,840	836,168
Poundland Group plc(1)	321,140	1,847,696
Regus plc	369,800	1,192,607
Restaurant Group plc (The)	143,610	1,439,499
Stock Spirits Group plc(1)	184,093	940,387
		18,447,021
TOTAL COMMON STOCKS (Cost $135,369,324)		166,003,270
RIGHTS — 0.2%
SPAIN — 0.2%
Liberbank SA(1) (Cost $181,410)	919,540	220,611
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625%, 8/31/17, valued at $451,584), in a joint trading account at 0.05%, dated 5/30/14, due 6/2/14 (Delivery value $442,666)		442,664
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 11/30/15, valued at $361,158), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $354,132)		354,132
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $361,385), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $354,132)		354,132
SSgA U.S. Government Money Market Fund	914,026	914,026
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,064,954)		2,064,954
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $137,615,688)		168,288,835
OTHER ASSETS AND LIABILITIES†		66,940
TOTAL NET ASSETS — 100.0%		$168,355,775

10

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.8%
Consumer Discretionary	25.2%
Financials	16.7%
Information Technology	11.6%
Consumer Staples	6.4%
Materials	5.5%
Energy	3.9%
Health Care	3.7%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $137,615,688)	$168,288,835
Foreign currency holdings, at value (cost of $30,758)	30,521
Receivable for investments sold	4,405,604
Receivable for capital shares sold	106,189
Dividends and interest receivable	287,376
Other assets	33,711
173,152,236

Liabilities
Disbursements in excess of demand deposit cash	354,132
Payable for investments purchased	4,026,080
Payable for capital shares redeemed	71,839
Accrued management fees	211,130
Distribution and service fees payable	3,605
Accrued foreign taxes	129,675
4,796,461

Net Assets	$168,355,775

Net Assets Consist of:
Capital (par value and paid-in surplus)	$135,249,014
Distributions in excess of net investment income	(176,507)
Undistributed net realized gain	2,749,951
Net unrealized appreciation	30,533,317
$168,355,775

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$149,474,535	15,520,085	$9.63
Institutional Class, $0.01 Par Value	$4,160,367	427,816	$9.72
A Class, $0.01 Par Value	$13,307,708	1,385,908	$9.60*
C Class, $0.01 Par Value	$783,794	82,768	$9.47
R Class, $0.01 Par Value	$629,371	65,754	$9.57
*Maximum offering price $10.19 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $167,094)	$1,707,115
Interest	97
1,707,212

Expenses:
Management fees	1,362,437
Distribution and service fees:
A Class	12,671
C Class	2,980
R Class	1,607
Directors' fees and expenses	2,472
Other expenses	108
1,382,275
Fees waived	(157,664)
1,224,611

Net investment income (loss)	482,601

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,866,954
Foreign currency transactions	(36,917)
7,830,037

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(124,182))	(771,263)
Translation of assets and liabilities in foreign currencies	4,725
(766,538)

Net realized and unrealized gain (loss)	7,063,499

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,546,100

 See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$482,601	$(60,956)
Net realized gain (loss)	7,830,037	19,677,913
Change in net unrealized appreciation (depreciation)	(766,538)	12,865,378
Net increase (decrease) in net assets resulting from operations	7,546,100	32,482,335

Distributions to Shareholders
From net investment income:
Investor Class	(420,466)	(1,124,548)
Institutional Class	(13,066)	(576)
A Class	(24,247)	(18,389)
R Class	(931)	(2,420)
Decrease in net assets from distributions	(458,710)	(1,145,933)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	13,108,035	15,147,764

Redemption Fees
Increase in net assets from redemption fees	5,018	18,160

Net increase (decrease) in net assets	20,200,443	46,502,326

Net Assets
Beginning of period	148,155,332	101,653,006
End of period	$168,355,775	$148,155,332

Distributions in excess of net investment income	$(176,507)	$(200,398)

 See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

15

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees - The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.400% to 2.000% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 1.200% to 1.800% for the Institutional Class. During the six months ended May 31, 2014, the investment advisor voluntarily agreed to waive 0.200% of its management fee. The investment advisor expects the fee waiver to continue through March 31, 2015, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2014 was $142,703, $3,586 $10,137, $596 and $642 for the Investor Class, Institutional Class, A Class, C Class, and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2014 was 1.74% for the Investor Class, A Class, C Class and R Class and 1.54% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2014 was 1.54% for the Investor Class, A Class, C Class and R Class and 1.34% for the Institutional Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

17

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $102,304,659 and $90,772,594, respectively.

 5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	1,986,513	$18,758,540	4,740,316	$37,564,336
Issued in reinvestment of distributions	40,854	398,738	141,042	1,093,076
Redeemed	(1,425,830)	(13,393,679)	(3,886,304)	(31,104,411)
	601,537	5,763,599	995,054	7,553,001
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	138,391	1,308,454	327,546	2,997,896
Issued in reinvestment of distributions	1,325	13,066	74	576
Redeemed	(45,734)	(432,448)	—	—
	93,982	889,072	327,620	2,998,472
A Class/Shares Authorized	10,000,000		10,000,000
Sold	786,733	7,420,886	533,481	4,521,661
Issued in reinvestment of distributions	2,490	24,247	2,339	18,101
Redeemed	(137,963)	(1,305,210)	(72,269)	(585,413)
	651,260	6,139,923	463,551	3,954,349
C Class/Shares Authorized	10,000,000		10,000,000
Sold	39,384	370,317	35,314	284,970
Redeemed	(3,530)	(32,852)	(5,813)	(45,657)
	35,854	337,465	29,501	239,313
R Class/Shares Authorized	10,000,000		10,000,000
Sold	2,260	21,170	59,917	458,537
Issued in reinvestment of distributions	96	931	313	2,420
Redeemed	(4,693)	(44,125)	(7,521)	(58,328)
	(2,337)	(22,024)	52,709	402,629
Net increase (decrease)	1,380,296	$13,108,035	1,868,435	$15,147,764
6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds,

18

credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,201,855	$159,801,415	—
Rights	—	220,611	—
Temporary Cash Investments	914,026	1,150,928	—
	$7,115,881	$161,172,954	—
7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$137,875,266
Gross tax appreciation of investments	$32,328,130
Gross tax depreciation of investments	(1,914,561)
Net tax appreciation (depreciation) of investments	$30,413,569
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2013, the fund had accumulated short-term capital losses of $(4,975,283), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Ivnestment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$9.20	0.03	0.43	0.46	(0.03)	$9.63	4.97%	1.54%(4)	1.74%(4)	0.63%(4)	0.43%(4)	58%	$149,475
2013	$7.14	—(5)	2.14	2.14	(0.08)	$9.20	30.13%	1.72%	1.79%	(0.04)%	(0.11)%	123%	$137,264
2012	$5.98	—(5)	1.16	1.16	—	$7.14	19.40%	1.87%	1.87%	(0.04)%	(0.04)%	127%	$99,445
2011	$6.29	(0.01)	(0.27)	(0.28)	(0.03)	$5.98	(4.57)%	1.83%	1.83%	(0.17)%	(0.17)%	146%	$89,708
2010	$5.49	(0.03)	0.94	0.91	(0.11)	$6.29	16.72%	1.89%	1.89%	(0.52)%	(0.52)%	209%	$102,739
2009	$3.70	(0.02)	1.81	1.79	—	$5.49	48.38%	1.95%	1.95%	(0.52)%	(0.52)%	244%	$92,968
Institutional Class
2014(3)	$9.29	0.04	0.42	0.46	(0.03)	$9.72	4.98%	1.34%(4)	1.54%(4)	0.83%(4)	0.63%(4)	58%	$4,160
2013	$7.21	(0.04)	2.21	2.17	(0.09)	$9.29	30.38%	1.52%	1.59%	0.16%	0.09%	123%	$3,100
2012	$6.03	0.01	1.17	1.18	—	$7.21	19.57%	1.67%	1.67%	0.16%	0.16%	127%	$45
2011	$6.34	—(5)	(0.27)	(0.27)	(0.04)	$6.03	(4.35)%	1.63%	1.63%	0.03%	0.03%	146%	$37
2010	$5.54	(0.02)	0.95	0.93	(0.13)	$6.34	17.04%	1.69%	1.69%	(0.32)%	(0.32)%	209%	$39
2009	$3.72	(0.04)	1.86	1.82	—	$5.54	48.92%	1.75%	1.75%	(0.32)%	(0.32)%	244%	$33

20

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Ivnestment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$9.18	0.03	0.41	0.44	(0.02)	$9.60	4.80%	1.79%(4)	1.99%(4)	0.38%(4)	0.18%(4)	58%	$13,308
2013	$7.12	(0.03)	2.15	2.12	(0.06)	$9.18	29.89%	1.97%	2.04%	(0.29)%	(0.36)%	123%	$6,743
2012	$5.98	(0.04)	1.18	1.14	—	$7.12	19.06%	2.12%	2.12%	(0.29)%	(0.29)%	127%	$1,931
2011	$6.29	(0.04)	(0.26)	(0.30)	(0.01)	$5.98	(4.81)%	2.10%	2.10%	(0.44)%	(0.44)%	146%	$5,147
2010(6)	$5.51	(0.02)	0.84	0.82	(0.04)	$6.29	14.87%	2.14%(4)	2.14%(4)	(0.45)%(4)	(0.45)%(4)	209%(7)	$92
C Class
2014(3)	$9.07	(0.01)	0.41	0.40	—	$9.47	4.41%	2.54%(4)	2.74%(4)	(0.37)%(4)	(0.57)%(4)	58%	$784
2013	$7.04	(0.09)	2.12	2.03	—	$9.07	29.02%	2.72%	2.79%	(1.04)%	(1.11)%	123%	$425
2012	$5.95	(0.06)	1.15	1.09	—	$7.04	18.15%	2.87%	2.87%	(1.04)%	(1.04)%	127%	$123
2011	$6.30	(0.06)	(0.29)	(0.35)	—	$5.95	(5.56)%	2.83%	2.83%	(1.17)%	(1.17)%	146%	$103
2010(6)	$5.51	(0.05)	0.84	0.79	—	$6.30	14.34%	2.89%(4)	2.89%(4)	(1.19)%(4)	(1.19)%(4)	209%(7)	$44
R Class
2014(3)	$9.15	—(5)	0.43	0.43	(0.01)	$9.57	4.73%	2.04%(4)	2.24%(4)	0.13%(4)	(0.07)%(4)	58%	$629
2013	$7.10	(0.03)	2.12	2.09	(0.04)	$9.15	29.50%	2.22%	2.29%	(0.54)%	(0.61)%	123%	$623
2012	$5.98	(0.03)	1.15	1.12	—	$7.10	18.73%	2.37%	2.37%	(0.54)%	(0.54)%	127%	$109
2011	$6.30	(0.04)	(0.28)	(0.32)	—	$5.98	(5.08)%	2.33%	2.33%	(0.67)%	(0.67)%	146%	$61
2010(6)	$5.51	(0.03)	0.84	0.81	(0.02)	$6.30	14.77%	2.39%(4)	2.39%(4)	(0.69)%(4)	(0.69)%(4)	209%(7)	$51

21

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	March 1, 2010 (commencement of sale) through November 30, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82562 1407

SEMIANNUAL REPORT	MAY 31, 2014

International Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class	MEQAX						3/31/97
No sales charge*		7.19%	21.64%	11.56%	7.38%(2)	4.95%(2)
With sales charge*		1.02%	14.70%	10.26%	6.74%(2)	4.59%(2)
MSCI EAFE Value Index	—	6.18%	20.42%	10.75%	6.90%	6.42%	—
Investor Class	ACEVX	7.41%	22.12%	11.84%	—	4.68%	4/3/06
Institutional Class	ACVUX	7.60%	22.35%	12.08%	—	4.89%	4/3/06
C Class	ACCOX						4/3/06
No sales charge*		6.87%	20.74%	10.73%	—	3.63%
With sales charge*		5.87%	20.74%	10.73%	—	3.63%
R Class	ACVRX	7.03%	21.37%	11.26%	—	4.14%	4/3/06
R6 Class	ACVDX	7.65%	—	—	—	17.48%(1)	7/26/13
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006, is that of the Mason Street International Equity Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.32%	1.12%	1.57%	2.32%	1.82%	0.97%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

MAY 31, 2014
Top Ten Holdings	% of net assets
HSBC Holdings plc	3.4%
Royal Dutch Shell plc B Shares	2.8%
Total SA	2.8%
GlaxoSmithKline plc	2.7%
BASF SE	2.0%
Banco Santander SA	1.8%
Allianz SE	1.7%
Zurich Financial Services AG	1.5%
GDF Suez	1.5%
Westpac Banking Corp.	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	96.9%
Exchange-Traded Funds	1.0%
Total Equity Exposure	97.9%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	0.8%

Investments by Country	% of net assets
United Kingdom	23.7%
Japan	18.3%
France	9.7%
Germany	9.1%
Australia	8.3%
Switzerland	4.3%
Spain	3.7%
Hong Kong	3.0%
Sweden	3.0%
Singapore	2.5%
Italy	2.4%
Other Countries	8.9%
Exchange-Traded Funds	1.0%
Cash and Equivalents*	2.1%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 - 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,074.10	$6.72	1.30%
Institutional Class	$1,000	$1,076.00	$5.69	1.10%
A Class	$1,000	$1,071.90	$8.01	1.55%
C Class	$1,000	$1,068.70	$11.86	2.30%
R Class	$1,000	$1,070.30	$9.29	1.80%
R6 Class	$1,000	$1,076.50	$4.92	0.95%
Hypothetical
Investor Class	$1,000	$1,018.45	$6.54	1.30%
Institutional Class	$1,000	$1,019.45	$5.54	1.10%
A Class	$1,000	$1,017.20	$7.80	1.55%
C Class	$1,000	$1,013.46	$11.55	2.30%
R Class	$1,000	$1,015.96	$9.05	1.80%
R6 Class	$1,000	$1,020.20	$4.78	0.95%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.9%
AUSTRALIA — 8.3%
Arrium Ltd.	139,349	$117,365
Australia & New Zealand Banking Group Ltd.	14,522	452,614
Commonwealth Bank of Australia	4,610	350,045
Fortescue Metals Group Ltd.	87,224	357,982
Insurance Australia Group Ltd.	85,051	470,959
Mineral Resources Ltd.	12,176	115,696
Mount Gibson Iron Ltd.	191,924	131,281
National Australia Bank Ltd.	11,490	358,114
Regis Resources Ltd.	37,390	54,109
Telstra Corp. Ltd.	75,447	374,947
Westpac Banking Corp.	18,359	588,093
		3,371,205
BELGIUM — 1.2%
Delhaize Group SA	3,396	241,462
KBC Groep NV(1)	3,929	233,888
		475,350
DENMARK — 1.4%
AP Moeller - Maersk A/S B Shares	109	284,872
H. Lundbeck A/S	5,501	148,325
Vestas Wind Systems A/S(1)	2,205	118,601
		551,798
FINLAND — 0.2%
Kesko Oyj B Shares	1,485	65,748
FRANCE — 9.7%
BNP Paribas SA	834	58,401
Bouygues SA	8,476	393,473
Cie Generale des Etablissements Michelin Class B	442	54,467
Credit Agricole SA	25,797	402,466
Faurecia	1,588	65,308
GDF Suez	21,573	602,407
Metropole Television SA	11,948	242,268
Orange SA	7,598	127,031
Sanofi	2,945	314,896
Suez Environnement Co.	12,356	248,267
Technicolor SA(1)	11,700	86,363
Total SA	16,076	1,128,133
Vinci SA	2,765	204,663
		3,928,143
GERMANY — 9.1%
Allianz SE	4,000	678,303
BASF SE	6,988	804,635
Daimler AG	1,312	124,655

7

	Shares	Value
Deutsche Lufthansa AG	15,038	$396,657
Deutsche Telekom AG	29,661	498,329
E.ON AG	222	4,323
Metro AG(1)	2,703	112,822
ProSiebenSat.1 Media AG	8,516	387,553
RWE AG	10,688	429,067
Siemens AG	1,779	236,345
		3,672,689
HONG KONG — 3.0%
Dah Sing Banking Group Ltd.	26,400	44,063
Hang Seng Bank Ltd.	27,700	457,322
Link Real Estate Investment Trust (The)	67,000	356,909
SJM Holdings Ltd.	42,000	120,535
Wynn Macau Ltd.	54,800	227,952
		1,206,781
ISRAEL — 1.4%
Bank Hapoalim BM	64,752	378,284
Bezeq The Israeli Telecommunication Corp. Ltd.	87,153	156,628
Teva Pharmaceutical Industries Ltd.	968	48,902
		583,814
ITALY — 2.4%
A2A SpA	30,251	36,247
Enel SpA	42,252	239,138
ENI SpA	18,689	476,145
Exor SpA	2,643	113,488
Fiat SpA(1)	8,000	83,588
Mediaset SpA(1)	7,787	38,447
		987,053
JAPAN — 18.3%
Aeon Co. Ltd.	25,200	303,737
Asahi Kasei Corp.	53,000	395,678
Astellas Pharma, Inc.	8,800	112,723
Bridgestone Corp.	10,000	361,100
Central Japan Railway Co.	3,300	436,974
Daito Trust Construction Co. Ltd.	1,500	162,451
FamilyMart Co. Ltd.	8,100	346,916
Fuji Heavy Industries Ltd.	13,500	357,392
FUJIFILM Holdings Corp.	17,700	456,931
Fukuoka Financial Group, Inc.	51,000	220,933
Hino Motors Ltd.	14,000	176,169
Japan Airlines Co. Ltd.	7,300	380,776
JGC Corp.	3,000	86,169
KDDI Corp.	3,100	184,325
Konica Minolta Holdings, Inc.	27,500	236,640
Mitsubishi Electric Corp.	9,000	104,411
Mitsubishi Motors Corp.	13,800	140,440
Mitsubishi UFJ Financial Group, Inc.	2,100	11,820

8

	Shares	Value
Nippon Telegraph & Telephone Corp.	8,800	$522,295
NTT Data Corp.	4,000	145,383
NTT DoCoMo, Inc.	7,100	117,868
Panasonic Corp.	18,400	197,556
Seiko Epson Corp.	9,100	315,997
Seven Bank Ltd.	68,500	254,352
Showa Shell Sekiyu KK	24,800	267,489
SKY Perfect JSAT Holdings, Inc.	18,500	96,135
Sumitomo Chemical Co. Ltd.	21,000	77,770
Sumitomo Mitsui Financial Group, Inc.	7,700	310,496
Sumitomo Mitsui Trust Holdings, Inc.	69,000	278,576
T&D Holdings, Inc.	15,400	200,442
Tosoh Corp.	20,000	95,088
Toyota Motor Corp.	400	22,637
TS Tech Co. Ltd.	1,900	50,878
		7,428,547
NETHERLANDS — 1.5%
ING Groep NV CVA(1)	37,638	527,172
Koninklijke Ahold NV	4,158	75,554
		602,726
NEW ZEALAND — 0.6%
Telecom Corp. of New Zealand Ltd.	109,016	249,016
NORWAY — 1.7%
Statoil ASA	6,919	212,041
Telenor ASA	2,588	61,346
TGS Nopec Geophysical Co. ASA	4,373	142,502
Yara International ASA	6,422	293,281
		709,170
PORTUGAL — 0.9%
EDP - Energias de Portugal SA	80,032	378,562
SINGAPORE — 2.5%
Oversea-Chinese Banking Corp. Ltd.	11,000	85,506
Singapore Post Ltd.	351,000	460,332
United Overseas Bank Ltd.	25,000	449,853
		995,691
SPAIN — 3.7%
Banco Santander SA	69,558	713,411
Endesa SA	11,600	442,514
Mapfre SA	88,245	360,392
		1,516,317
SWEDEN — 3.0%
Industrivarden AB C Shares	6,864	137,649
Intrum Justitia AB	11,100	345,507
Investor AB B Shares	9,668	379,381
Skandinaviska Enskilda Banken AB A Shares	14,021	190,348
Telefonaktiebolaget LM Ericsson B Shares	11,531	144,482
		1,197,367

9

	Shares	Value
SWITZERLAND — 4.3%
Nestle SA	2,216	$173,840
Novartis AG	4,690	420,555
Roche Holding AG	1,251	368,106
Swiss Reinsurance Co.	2,003	178,156
Zurich Financial Services AG	2,035	610,614
		1,751,271
UNITED KINGDOM — 23.7%
AstraZeneca plc	7,072	507,769
Berendsen plc	9,784	163,015
BP plc	59,415	500,944
BT Group plc	62,114	413,338
Catlin Group Ltd.	17,965	157,641
Centrica plc	86,659	487,485
Direct Line Insurance Group plc	94,785	402,439
Dixons Retail plc(1)	301,840	245,383
Evraz plc(1)	65,000	114,183
GlaxoSmithKline plc	40,480	1,086,319
HSBC Holdings plc	131,816	1,390,216
Imperial Tobacco Group plc	6,489	292,805
Lloyds Banking Group plc(1)	293,261	382,732
Man Group plc	81,438	136,916
Marks & Spencer Group plc	33,712	253,834
Mondi plc	3,130	56,190
Rio Tinto plc	6,992	358,280
Royal Dutch Shell plc B Shares	27,871	1,137,567
Soco International plc	33,064	232,772
Standard Chartered plc	16,511	371,547
Standard Life plc	71,237	477,629
TUI Travel plc	9,310	64,029
Vedanta Resources plc	10,870	200,423
Vodafone Group plc	54,895	192,771
		9,626,227
TOTAL COMMON STOCKS (Cost $33,474,051)		39,297,475
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI EAFE Value ETF (Cost $398,049)	6,700	399,923
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625%, 8/31/17, valued at $140,478), in a joint trading account at 0.05%, dated 5/30/14, due 6/2/14 (Delivery value $137,705)		137,704
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 11/30/15, valued at $112,349), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $110,163)		110,163
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $112,419), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $110,163)		110,163

10

	Shares	Value
SSgA U.S. Government Money Market Fund	173,702	$173,702
TOTAL TEMPORARY CASH INVESTMENTS (Cost $531,732)		531,732
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $34,403,832)		40,229,130
OTHER ASSETS AND LIABILITIES — 0.8%		333,269
TOTAL NET ASSETS — 100.0%		$40,562,399

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	32.7%
Energy	10.1%
Industrials	9.8%
Consumer Discretionary	7.9%
Materials	7.5%
Health Care	7.5%
Utilities	7.1%
Telecommunication Services	7.0%
Consumer Staples	4.0%
Information Technology	3.3%
Exchange-Traded Funds	1.0%
Cash and Equivalents*	2.1%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $34,403,832)	$40,229,130
Foreign currency holdings, at value (cost of $41,792)	41,805
Receivable for capital shares sold	30,875
Dividends and interest receivable	310,978
40,612,788

Liabilities
Payable for capital shares redeemed	2,051
Accrued management fees	42,855
Distribution and service fees payable	5,483
50,389

Net Assets	$40,562,399

Net Assets Consist of:
Capital (par value and paid-in surplus)	$36,637,390
Undistributed net investment income	825,782
Accumulated net realized loss	(2,728,942)
Net unrealized appreciation	5,828,169
$40,562,399

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$20,122,454	2,132,428	$9.44
Institutional Class, $0.01 Par Value	$1,669,334	176,907	$9.44
A Class, $0.01 Par Value	$15,880,309	1,676,612	$9.47*
C Class, $0.01 Par Value	$2,372,789	251,864	$9.42
R Class, $0.01 Par Value	$488,145	51,795	$9.42
R6 Class, $0.01 Par Value	$29,368	3,111	$9.44
*Maximum offering price $10.05 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $71,668)	$1,108,552
Interest	18
1,108,570

Expenses:
Management fees	234,511
Distribution and service fees:
A Class	19,400
C Class	10,406
R Class	955
Directors' fees and expenses	683
Other expenses	261
266,216

Net investment income (loss)	842,354

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,719,217
Foreign currency transactions	4,655
1,723,872

Change in net unrealized appreciation (depreciation) on:
Investments	70,988
Translation of assets and liabilities in foreign currencies	(6,555)
64,433

Net realized and unrealized gain (loss)	1,788,305

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,630,659

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$842,354	$739,123
Net realized gain (loss)	1,723,872	2,760,410
Change in net unrealized appreciation (depreciation)	64,433	3,209,375
Net increase (decrease) in net assets resulting from operations	2,630,659	6,708,908

Distributions to Shareholders
From net investment income:
Investor Class	(338,923)	(355,003)
Institutional Class	(42,388)	(8,858)
A Class	(303,879)	(376,552)
C Class	(35,907)	(32,740)
R Class	(6,548)	(7,869)
R6 Class	(593)	—
Decrease in net assets from distributions	(728,238)	(781,022)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	2,078,602	4,132,134

Redemption Fees
Increase in net assets from redemption fees	6,263	7,206

Net increase (decrease) in net assets	3,987,286	10,067,226

Net Assets
Beginning of period	36,575,113	26,507,887
End of period	$40,562,399	$36,575,113

Undistributed net investment income	$825,782	$711,666

 See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

15

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Redemption Fees - The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.300% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.100% for the Institutional Class and 0.750% to 0.950% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2014 was 1.30% for the Investor Class, A Class, C Class and R Class, 1.10% for the Institutional Class and 0.95% for the R6 Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses - The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

17

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $18,347,780 and $16,926,302, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	20,000,000		20,000,000
Sold	527,596	$4,844,049	966,244	$7,876,534
Issued in reinvestment of distributions	36,672	328,583	43,565	336,754
Redeemed	(430,029)	(3,854,546)	(420,477)	(3,411,416)
	134,239	1,318,086	589,332	4,801,872
Institutional Class/Shares Authorized	5,000,000		5,000,000
Sold	162,001	1,449,393	52,897	452,810
Issued in reinvestment of distributions	4,736	42,388	1,147	8,858
Redeemed	(75,568)	(688,187)	(60)	(487)
	91,169	803,594	53,984	461,181
A Class/Shares Authorized	25,000,000		25,000,000
Sold	96,641	881,836	354,167	2,849,895
Issued in reinvestment of distributions	33,692	303,228	47,564	370,051
Redeemed	(180,840)	(1,653,520)	(580,391)	(4,601,535)
	(50,507)	(468,456)	(178,660)	(1,381,589)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	36,244	331,539	65,495	533,407
Issued in reinvestment of distributions	3,916	35,093	4,183	32,584
Redeemed	(12,200)	(110,134)	(36,560)	(295,562)
	27,960	256,498	33,118	270,429
R Class/Shares Authorized	5,000,000		5,000,000
Sold	18,820	169,663	4,680	37,488
Issued in reinvestment of distributions	731	6,548	1,014	7,869
Redeemed	(886)	(7,924)	(10,888)	(90,116)
	18,665	168,287	(5,194)	(44,759)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	3,045	25,000
Issued in reinvestment of distributions	66	593	—	—
	66	593	3,045	25,000
Net increase (decrease)	221,592	$2,078,602	495,625	$4,132,134

(1)	July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$39,297,475	—
Exchange-Traded Funds	$399,923	—	—
Temporary Cash Investments	173,702	358,030	—
	$573,625	$39,655,505	—
7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$34,405,451
Gross tax appreciation of investments	$6,379,305
Gross tax depreciation of investments	(555,626)
Net tax appreciation (depreciation) of investments	$5,823,679

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2013, the fund had accumulated short-term capital losses of $(4,327,914), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$8.97	0.22	0.44	0.66	(0.19)	$9.44	7.41%	1.30%(4)	4.77%(4)	46%	$20,122
2013	$7.40	0.21	1.60	1.81	(0.24)	$8.97	24.96%	1.31%	2.63%	83%	$17,920
2012	$6.84	0.20	0.49	0.69	(0.13)	$7.40	10.25%	1.31%	2.95%	125%	$10,423
2011	$6.91	0.14	(0.09)	0.05	(0.12)	$6.84	0.57%	1.31%	1.85%	30%	$9,391
2010	$7.33	0.11	(0.24)	(0.13)	(0.29)	$6.91	(1.82)%	1.32%	1.66%	26%	$7,272
2009	$5.47	0.11	1.88	1.99	(0.13)	$7.33	36.98%	1.31%	2.34%	16%	$7,062
Institutional Class
2014(3)	$8.96	0.24	0.43	0.67	(0.19)	$9.44	7.60%	1.10%(4)	4.97%(4)	46%	$1,669
2013	$7.39	0.23	1.59	1.82	(0.25)	$8.96	25.24%	1.11%	2.83%	83%	$769
2012	$6.84	0.23	0.47	0.70	(0.15)	$7.39	10.33%	1.11%	3.15%	125%	$235
2011	$6.90	0.15	(0.07)	0.08	(0.14)	$6.84	0.92%	1.11%	2.05%	30%	$244
2010	$7.34	0.13	(0.25)	(0.12)	(0.32)	$6.90	(1.69)%	1.12%	1.86%	26%	$1,456
2009	$5.48	0.18	1.82	2.00	(0.14)	$7.34	37.18%	1.11%	2.54%	16%	$1,627

20

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$9.01	0.20	0.44	0.64	(0.18)	$9.47	7.19%	1.55%(4)	4.52%(4)	46%	$15,880
2013	$7.43	0.20	1.60	1.80	(0.22)	$9.01	24.67%	1.56%	2.38%	83%	$15,554
2012	$6.87	0.19	0.48	0.67	(0.11)	$7.43	9.91%	1.56%	2.70%	125%	$14,155
2011	$6.93	0.12	(0.08)	0.04	(0.10)	$6.87	0.45%	1.56%	1.60%	30%	$13,981
2010	$7.33	0.10	(0.24)	(0.14)	(0.26)	$6.93	(2.04)%	1.57%	1.41%	26%	$15,783
2009	$5.48	0.10	1.86	1.96	(0.11)	$7.33	36.40%	1.56%	2.09%	16%	$18,644
C Class
2014(3)	$8.97	0.17	0.44	0.61	(0.16)	$9.42	6.87%	2.30%(4)	3.77%(4)	46%	$2,373
2013	$7.40	0.14	1.59	1.73	(0.16)	$8.97	23.68%	2.31%	1.63%	83%	$2,009
2012	$6.84	0.13	0.49	0.62	(0.06)	$7.40	9.10%	2.31%	1.95%	125%	$1,412
2011	$6.90	0.06	(0.08)	(0.02)	(0.04)	$6.84	(0.31)%	2.31%	0.85%	30%	$1,137
2010	$7.25	0.05	(0.25)	(0.20)	(0.15)	$6.90	(2.85)%	2.32%	0.66%	26%	$1,039
2009	$5.42	0.05	1.85	1.90	(0.07)	$7.25	35.44%	2.31%	1.34%	16%	$869

21

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$8.97	0.20	0.42	0.62	(0.17)	$9.42	7.03%	1.80%(4)	4.27%(4)	46%	$488
2013	$7.40	0.18	1.59	1.77	(0.20)	$8.97	24.32%	1.81%	2.13%	83%	$297
2012	$6.84	0.17	0.49	0.66	(0.10)	$7.40	9.67%	1.81%	2.45%	125%	$283
2011	$6.90	0.10	(0.08)	0.02	(0.08)	$6.84	0.20%	1.81%	1.35%	30%	$234
2010	$7.28	0.09	(0.25)	(0.16)	(0.22)	$6.90	(2.27)%	1.82%	1.16%	26%	$273
2009	$5.45	0.09	1.84	1.93	(0.10)	$7.28	35.90%	1.81%	1.84%	16%	$123
R6 Class
2014(3)	$8.96	0.23	0.44	0.67	(0.19)	$9.44	7.65%	0.95%(4)	5.12%(4)	46%	$29
2013(5)	$8.21	0.06	0.69	0.75	—	$8.96	9.14%	0.96%(4)	2.02%(4)	83%(6)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

 See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82559 1407

SEMIANNUAL REPORT	MAY 31, 2014

NT Emerging Markets Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class(2)	ACLKX	0.04%	2.24%	8.82%	3.47%	5/12/06
MSCI Emerging Markets Index	—	1.89%	4.27%	8.37%	4.70%	—
R6 Class(2)	ACKDX	0.13%	—	—	8.02%(1)	7/26/13

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
1.53%	1.38%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
Unless otherwise indicated, performance reflects Institutional Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

MAY 31, 2014
Top Ten Holdings	% of net assets
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
Itau Unibanco Holding SA ADR	3.4%
Tencent Holdings Ltd.	3.3%
Samsung Electronics Co. Ltd.	2.8%
MediaTek, Inc.	2.1%
Cemex SAB de CV ADR	1.8%
Ping An Insurance Group Co. H Shares	1.8%
Hon Hai Precision Industry Co. Ltd.	1.7%
ENN Energy Holdings Ltd.	1.6%
Credicorp Ltd.	1.6%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.7%
Exchange-Traded Funds	0.3%
Total Equity Exposure	99.0%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.3%

Investments by Country	% of net assets
China	16.0%
South Korea	14.2%
Taiwan	12.4%
Brazil	11.9%
Mexico	7.3%
South Africa	7.3%
India	5.2%
Russia	4.3%
Indonesia	3.0%
Turkey	2.9%
Thailand	2.2%
Other Countries	12.0%
Exchange-Traded Funds	0.3%
Cash and Equivalents*	1.0%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 - 5/31/14	Annualized Expense Ratio(1)
Actual
Institutional Class (after waiver)	$1,000	$1,000.40	$6.28	1.26%
Institutional Class (before waiver)	$1,000	$1,000.40(2)	$7.53	1.51%
R6 Class (after waiver)	$1,000	$1,001.30	$5.54	1.11%
R6 Class (before waiver)	$1,000	$1,001.30(2)	$6.79	1.36%
Hypothetical
Institutional Class (after waiver)	$1,000	$1,018.65	$6.34	1.26%
Institutional Class (before waiver)	$1,000	$1,017.40	$7.59	1.51%
R6 Class (after waiver)	$1,000	$1,019.40	$5.59	1.11%
R6 Class (before waiver)	$1,000	$1,018.15	$6.84	1.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
BRAZIL — 11.9%
Anhanguera Educacional Participacoes SA	432,700	$3,105,752
BB Seguridade Participacoes SA	224,300	2,837,415
BRF SA ADR	81,660	1,762,223
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	90,150	4,088,302
Cielo SA	258,200	4,607,792
Hypermarcas SA	329,500	2,672,417
Itau Unibanco Holding SA ADR	669,714	10,380,567
Ultrapar Participacoes SA	159,400	3,847,856
WEG SA	267,820	3,139,291
		36,441,615
CANADA — 0.9%
Pacific Rubiales Energy Corp.	149,660	2,924,740
CHILE — 0.9%
SACI Falabella	300,038	2,801,389
CHINA — 16.0%
Brilliance China Automotive Holdings Ltd.	1,442,000	2,391,879
China Oilfield Services Ltd. H Shares	1,284,000	3,166,547
China Overseas Land & Investment Ltd.	628,000	1,636,229
CIMC Enric Holdings Ltd.	1,100,000	1,569,209
CNOOC Ltd.	2,086,000	3,578,483
CSR Corp. Ltd.	2,125,000	1,573,272
ENN Energy Holdings Ltd.	698,000	4,938,159
Great Wall Motor Co. Ltd. H Shares	471,500	1,933,935
Hengan International Group Co. Ltd.	174,500	1,851,247
Industrial & Commercial Bank of China Ltd. H Shares	6,250,095	4,063,032
Ping An Insurance Group Co. H Shares	711,000	5,497,836
Shenzhou International Group Holdings Ltd.	1,034,000	3,607,620
Tencent Holdings Ltd.	719,500	10,143,410
Vipshop Holdings Ltd. ADR(1)	18,456	3,002,053
		48,952,911
COLOMBIA — 1.4%
Cemex Latam Holdings SA(1)	462,620	4,250,727
GREECE — 0.8%
OPAP SA	149,140	2,533,120
HONG KONG — 0.5%
Qihoo 360 Technology Co. Ltd. ADR(1)	16,350	1,501,421
INDIA — 5.2%
HCL Technologies Ltd.	180,020	4,321,668
HDFC Bank Ltd.	301,562	4,045,748
ICICI Bank Ltd. ADR	36,780	1,826,863
Larsen & Toubro Ltd.	57,860	1,513,329

7

	Shares	Value
Tata Motors Ltd.	595,836	$4,185,171
		15,892,779
INDONESIA — 3.0%
PT Bank Rakyat Indonesia (Persero) Tbk	4,047,800	3,536,408
PT Matahari Department Store Tbk(1)	2,332,200	2,901,516
PT Tower Bersama Infrastructure Tbk(1)	4,333,600	2,848,855
		9,286,779
MALAYSIA — 1.8%
Axiata Group Bhd	1,452,300	3,132,412
Sapurakencana Petroleum Bhd(1)	1,780,300	2,310,567
		5,442,979
MEXICO — 7.3%
Alsea SAB de CV	538,039	1,834,685
Cemex SAB de CV ADR(1)	427,956	5,507,794
Gruma SAB de CV B Shares(1)	248,730	2,592,642
Grupo Financiero Banorte SAB de CV	491,454	3,589,050
Grupo Mexico SAB de CV	863,830	2,842,143
Infraestructura Energetica Nova SAB de CV	727,020	3,985,561
Promotora y Operadora de Infraestructura SAB de CV(1)	156,981	2,192,594
		22,544,469
PERU — 1.6%
Credicorp Ltd.	30,674	4,792,812
PHILIPPINES — 1.7%
SM Investments Corp.	85,235	1,531,133
Universal Robina Corp.	1,074,840	3,660,179
		5,191,312
POLAND — 1.7%
Alior Bank SA(1)	76,570	2,107,098
Powszechny Zaklad Ubezpieczen SA	20,688	3,043,927
		5,151,025
RUSSIA — 4.3%
Magnit OJSC GDR	29,312	1,705,958
Mail.ru Group Ltd. GDR(1)	45,447	1,547,016
MMC Norilsk Nickel OJSC ADR	209,060	4,007,680
NovaTek OAO GDR	24,549	2,847,684
Sberbank of Russia(1)	684,800	1,658,599
Yandex NV A Shares(1)	45,045	1,402,701
		13,169,638
SINGAPORE — 0.7%
First Resources Ltd.	1,069,000	2,139,193
SOUTH AFRICA — 7.3%
Aspen Pharmacare Holdings Ltd.	145,386	3,752,256
Capitec Bank Holdings Ltd.	108,030	2,266,032
Discovery Holdings Ltd.	385,088	3,329,275
Mr Price Group Ltd.	188,720	3,039,013
MTN Group Ltd.	184,140	3,880,954
Naspers Ltd. N Shares	32,032	3,531,206

8

	Shares	Value
Sasol Ltd.	46,020	$2,588,344
		22,387,080
SOUTH KOREA — 14.2%
CJ Korea Express Co. Ltd.(1)	28,200	3,137,326
Cosmax, Inc.(1)	1	80
Coway Co. Ltd.	55,530	4,670,137
Daewoo International Corp.	67,680	2,136,146
Hotel Shilla Co. Ltd.	35,580	3,225,985
Hyundai Development Co-Engineering & Construction	88,910	2,492,478
Hyundai Motor Co.	21,370	4,702,573
LG Display Co. Ltd.(1)	109,390	2,911,133
Naturalendo Tech Co. Ltd.(1)	34,250	2,282,886
NAVER Corp.	4,640	3,447,481
Samsung Electronics Co. Ltd.	6,141	8,686,006
Seoul Semiconductor Co. Ltd.	38,520	1,457,432
SK Hynix, Inc.(1)	104,260	4,511,938
		43,661,601
TAIWAN — 12.4%
Hiwin Technologies Corp.	295,000	3,030,131
Hon Hai Precision Industry Co. Ltd.	1,699,000	5,235,451
King Slide Works Co. Ltd.	200,000	2,734,655
Largan Precision Co. Ltd.	48,000	3,137,517
MediaTek, Inc.	404,000	6,561,438
Merry Electronics Co. Ltd.	404,000	2,506,011
Taiwan Semiconductor Manufacturing Co. Ltd.	3,701,774	14,752,530
		37,957,733
THAILAND — 2.2%
Intouch Holdings PCL NVDR	833,500	1,885,086
Kasikornbank PCL NVDR	400,500	2,287,352
Thaicom PCL	2,157,300	2,562,738
		6,735,176
TURKEY — 2.9%
BIM Birlesik Magazalar AS	94,546	2,075,829
TAV Havalimanlari Holding AS	371,688	2,959,469
Turkiye Halk Bankasi AS	196,760	1,529,125
Ulker Biskuvi Sanayi AS	262,610	2,216,171
		8,780,594
TOTAL COMMON STOCKS (Cost $252,797,118)		302,539,093
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets Index Fund (Cost $824,484)	21,359	908,825
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625%, 8/31/17, valued at $569,070), in a joint trading account at 0.05%, dated 5/30/14, due 6/2/14 (Delivery value $557,832)		557,830

9

	Shares	Value
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 11/30/15, valued at $455,118), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $446,264)		$446,264
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $455,405), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $446,264)		446,264
SSgA U.S. Government Money Market Fund	679,411	679,411
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,129,769)		2,129,769
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $255,751,371)		305,577,687
OTHER ASSETS AND LIABILITIES — 0.3%		1,046,959
TOTAL NET ASSETS — 100.0%		$306,624,646

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.1%
Financials	19.2%
Consumer Discretionary	15.5%
Industrials	9.1%
Consumer Staples	8.1%
Energy	6.9%
Materials	5.4%
Telecommunication Services	4.6%
Utilities	2.9%
Health Care	1.9%
Exchange-Traded Funds	0.3%
Cash and Equivalents*	1.0%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
(1) Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $255,751,371)	$305,577,687
Cash	33,001
Foreign currency holdings, at value (cost of $910,347)	910,184
Receivable for investments sold	7,451,657
Receivable for capital shares sold	38,880
Dividends and interest receivable	174,616
Other assets	12,190
314,198,215

Liabilities
Payable for investments purchased	7,113,670
Accrued management fees	321,098
Accrued foreign taxes	138,801
7,573,569

Net Assets	$306,624,646

Net Assets Consist of:
Capital (par value and paid-in surplus)	$267,625,482
Distributions in excess of net investment income	(461,962)
Accumulated net realized loss	(10,220,081)
Net unrealized appreciation	49,681,207
$306,624,646

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$299,593,016	28,177,611	$10.63
R6 Class, $0.01 Par Value	$7,031,630	661,458	$10.63

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $210,548)	$2,069,580
Interest	295
2,069,875

Expenses:
Management fees	2,127,292
Directors' fees and expenses	4,371
Other expenses	806
2,132,469
Fees waived	(354,360)
1,778,109

Net investment income (loss)	291,766

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,801,735
Foreign currency transactions	(176,757)
2,624,978

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(84,781))	(1,156,367)
Translation of assets and liabilities in foreign currencies	250
(1,156,117)

Net realized and unrealized gain (loss)	1,468,861

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,760,627

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$291,766	$847,359
Net realized gain (loss)	2,624,978	(509,010)
Change in net unrealized appreciation (depreciation)	(1,156,117)	14,903,031
Net increase (decrease) in net assets resulting from operations	1,760,627	15,241,380

Distributions to Shareholders
From net investment income:
Institutional Class	(1,117,830)	(935,022)
R6 Class	(15,761)	—
Decrease in net assets from distributions	(1,133,591)	(935,022)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	34,600,415	87,813,658

Net increase (decrease) in net assets	35,227,451	102,120,016

Net Assets
Beginning of period	271,397,195	169,277,179
End of period	$306,624,646	$271,397,195

Undistributed (distributions in excess of) net investment income	$(461,962)	$379,863

See Notes to Financial Statements.

13

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and

14

procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions.

15

At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of Emerging Markets Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 1.050% to 1.650% for the Institutional Class and 0.900% to 1.500% for the R6 Class. During the six months ended May 31, 2014, the investment advisor voluntarily agreed to waive 0.250% of its management fee. The investment advisor expects the fee waiver to continue through March 31, 2015, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended May 31, 2014 was $349,333 and $5,027 for the Institutional Class and R6 Class, respectively. The effective annual management fee before waiver for each class for the six months ended May 31, 2014 was 1.51% for the Institutional Class and 1.36% for the R6 Class. The effective annual management fee after waiver for each class for the six months ended May 31, 2014 was 1.26% for the Institutional Class and 1.11% for the R6 Class.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

16

Acquired Fund Fees and Expenses - The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $177,734,251 and $145,849,565, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	4,384,383	$44,931,458	9,378,494	$96,078,378
Issued in reinvestment of distributions	108,942	1,117,830	90,253	935,022
Redeemed	(1,527,148)	(16,085,103)	(1,106,676)	(11,438,585)
	2,966,177	29,964,185	8,362,071	85,574,815
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	499,414	5,166,399	223,318	2,344,206
Issued in reinvestment of distributions	1,539	15,761	—	—
Redeemed	(52,868)	(545,930)	(9,945)	(105,363)
	448,085	4,636,230	213,373	2,238,843
Net increase (decrease)	3,414,262	$34,600,415	8,575,444	$87,813,658

(1) July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$34,264,736	$268,274,357	—
Exchange-Traded Funds	908,825	—	—
Temporary Cash Investments	679,411	1,450,358	—
	$35,852,972	$269,724,715	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$257,298,414
Gross tax appreciation of investments	$50,983,643
Gross tax depreciation of investments	(2,704,370)
Net tax appreciation (depreciation) of investments	$48,279,273

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2013, the fund had accumulated short-term capital losses of $(11,232,382), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,146,451) expire in 2017 and the remaining losses are unlimited.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2014(3)	$10.67	0.01	(0.01)	—	(0.04)	$10.63	0.04%	1.26%(4)	1.51%(4)	0.20%(4)	(0.05)%(4)	52%	$299,593
2013	$10.05	0.04	0.63	0.67	(0.05)	$10.67	6.66%	1.42%	1.52%	0.38%	0.28%	76%	$269,117
2012	$8.94	0.05	1.07	1.12	(0.01)	$10.05	12.51%	1.54%	1.54%	0.50%	0.50%	101%	$169,277
2011	$10.24	0.04	(1.34)	(1.30)	—	$8.94	(12.70)%	1.52%	1.52%	0.37%	0.37%	87%	$119,682
2010	$8.86	0.02	1.37	1.39	(0.01)	$10.24	15.73%	1.52%	1.52%	0.19%	0.19%	94%	$91,110
2009	$5.12	0.02	3.74	3.76	(0.02)	$8.86	73.87%	1.57%	1.57%	0.36%	0.36%	158%	$60,311
R6 Class
2014(3)	$10.68	0.01	—(7)	0.01	(0.06)	$10.63	0.13%	1.11%(4)	1.36%(4)	0.35%(4)	0.10%(4)	52%	$7,032
2013(5)	$9.90	(0.01)	0.79	0.78	—	$10.68	7.88%	1.12%(4)	1.37%(4)	(0.37)%(4)	(0.62)%(4)	76%(6)	$2,280

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82555 1407

SEMIANNUAL REPORT	MAY 31, 2014

NT International Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLNX	3.54%	16.24%	12.93%	4.20%	5/12/06
MSCI EAFE Index	—	5.33%	18.04%	11.42%	3.02%	—
MSCI EAFE Growth Index	—	4.48%	15.68%	12.02%	3.51%	—
R6 Class	ACDNX	3.61%	—	—	13.39%(1)	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
1.02%	0.87%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Institutional Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MAY 31, 2014
Top Ten Holdings	% of net assets
Roche Holding AG	2.9%
Nestle SA	2.1%
Novartis AG	2.0%
BG Group plc	1.6%
Bayer AG	1.6%
Pandora A/S	1.5%
Nidec Corp.	1.4%
Ashtead Group plc	1.4%
Associated British Foods plc	1.4%
Anheuser-Busch InBev NV	1.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.1%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.3%

Investments by Country	% of net assets
United Kingdom	21.8%
Japan	13.5%
Switzerland	11.5%
France	10.1%
Germany	8.7%
Denmark	4.6%
Netherlands	4.2%
Australia	3.4%
Spain	3.1%
China	2.9%
Sweden	2.4%
Italy	2.3%
Other Countries	10.6%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 – 5/31/14	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,035.40	$5.02	0.99%
R6 Class	$1,000	$1,036.10	$4.26	0.84%
Hypothetical
Institutional Class	$1,000	$1,020.00	$4.99	0.99%
R6 Class	$1,000	$1,020.74	$4.23	0.84%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 3.4%
BHP Billiton Ltd.	193,840	$6,676,499
Commonwealth Bank of Australia	107,274	8,145,499
CSL Ltd.	160,675	10,555,476
James Hardie Industries SE	382,280	5,098,167
		30,475,641
AUSTRIA — 0.4%
Erste Group Bank AG	94,283	3,276,022
BELGIUM — 1.3%
Anheuser-Busch InBev NV	106,578	11,696,637
BRAZIL — 0.5%
Itau Unibanco Holding SA Preference Shares	304,900	4,747,093
CHINA — 2.9%
Baidu, Inc. ADR(1)	33,840	5,617,440
ENN Energy Holdings Ltd.	338,000	2,391,258
Haier Electronics Group Co. Ltd.	1,703,000	3,984,602
Tencent Holdings Ltd.	614,500	8,663,135
Vipshop Holdings Ltd. ADR(1)	31,440	5,114,030
		25,770,465
DENMARK — 4.6%
Coloplast A/S B Shares	65,260	5,637,968
GN Store Nord A/S	294,290	8,121,749
Novo Nordisk A/S B Shares	236,070	9,985,057
Pandora A/S	176,420	13,070,877
Vestas Wind Systems A/S(1)	80,840	4,348,146
		41,163,797
FINLAND — 0.7%
Sampo A Shares	120,168	6,057,583
FRANCE — 10.1%
Accor SA	165,340	8,748,250
Airbus Group NV	104,971	7,528,029
AXA SA	239,030	5,900,849
Carrefour SA	107,136	3,894,952
Cie de St-Gobain	123,900	7,058,936
Cie Generale d'Optique Essilor International SA	27,701	2,909,833
Danone SA	59,610	4,439,090
Iliad SA	16,040	5,127,325
Publicis Groupe SA	57,282	4,941,153
Schneider Electric SA	112,428	10,586,940
Technip SA	26,210	2,814,664
Total SA	161,290	11,318,519
Valeo SA	51,840	6,960,571

	Shares	Value
Zodiac Aerospace	217,560	$7,734,465
		89,963,576
GERMANY — 8.7%
adidas AG	46,208	4,959,709
BASF SE	52,520	6,047,430
Bayer AG	95,800	13,855,574
Continental AG	40,631	9,606,727
Daimler AG	112,000	10,641,294
Henkel AG & Co. KGaA Preference Shares	37,081	4,282,844
Siemens AG	62,510	8,304,616
Sky Deutschland AG(1)	765,506	7,141,710
Symrise AG	171,760	9,310,364
Wirecard AG	70,143	3,059,694
		77,209,962
GREECE — 0.4%
Alpha Bank AE(1)	3,938,530	3,704,477
HONG KONG — 0.8%
Sands China Ltd.	969,600	7,066,007
INDIA — 1.9%
ICICI Bank Ltd. ADR	101,740	5,053,426
Tata Consultancy Services Ltd.	147,940	5,361,166
Tata Motors Ltd. ADR	158,863	5,916,058
		16,330,650
INDONESIA — 0.5%
PT Bank Mandiri (Persero) Tbk	5,059,200	4,409,196
IRELAND — 0.8%
Bank of Ireland(1)	7,471,871	2,872,249
Kerry Group plc A Shares	56,300	4,286,228
		7,158,477
ITALY — 2.3%
Intesa Sanpaolo SpA	1,001,940	3,357,123
Luxottica Group SpA	103,304	5,900,310
UniCredit SpA	1,291,520	11,258,624
		20,516,057
JAPAN — 13.5%
Daikin Industries Ltd.	147,300	8,775,781
Daito Trust Construction Co. Ltd.	28,400	3,075,737
FANUC Corp.	52,500	8,932,220
Fuji Heavy Industries Ltd.	290,400	7,687,898
Honda Motor Co., Ltd.	291,700	10,209,500
Keyence Corp.	29,500	11,459,504
Komatsu Ltd.	328,100	7,145,360
Mitsubishi Estate Co. Ltd.	145,000	3,519,597
Mizuho Financial Group, Inc.	2,540,200	4,940,664
Murata Manufacturing Co. Ltd.	71,300	6,039,488
Nidec Corp.	221,400	12,872,953
ORIX Corp.	732,200	11,608,750

	Shares	Value
Panasonic Corp.	707,100	$7,591,948
Rakuten, Inc.	453,527	5,876,249
Seven & I Holdings Co. Ltd.	113,600	4,539,536
Unicharm Corp.	86,600	5,243,639
		119,518,824
MEXICO — 0.9%
Cemex SAB de CV ADR(1)	637,433	8,203,763
NETHERLANDS — 4.2%
Akzo Nobel NV	134,781	10,101,295
ASML Holding NV	114,404	9,818,600
ING Groep NV CVA(1)	740,770	10,375,496
Koninklijke Boskalis Westminster NV	125,600	7,153,222
		37,448,613
NORWAY — 0.7%
Statoil ASA	196,420	6,019,529
RUSSIA — 0.5%
Magnit OJSC GDR	72,410	4,214,262
SPAIN — 3.1%
Amadeus IT Holding SA A Shares	122,070	5,363,063
Banco Popular Espanol SA	1,174,405	8,294,212
Bankia SA(1)	5,271,752	10,714,607
Inditex SA	23,713	3,442,546
		27,814,428
SWEDEN — 2.4%
Skandinaviska Enskilda Banken AB A Shares	721,630	9,796,785
Svenska Cellulosa AB B Shares	310,955	8,652,095
Volvo AB B Shares	215,920	3,139,423
		21,588,303
SWITZERLAND — 11.5%
Adecco SA	57,574	4,805,870
Cie Financiere Richemont SA	58,760	6,190,961
Givaudan SA	3,530	5,786,756
Lindt & Spruengli AG	1,140	5,649,715
Nestle SA	242,070	18,989,858
Novartis AG	198,586	17,807,321
Roche Holding AG	88,744	26,112,835
Sika AG	1,621	6,424,265
UBS AG	496,245	9,963,691
		101,731,272
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	337,121	6,931,208
TURKEY — 0.4%
BIM Birlesik Magazalar AS	173,729	3,814,351
UNITED KINGDOM — 21.8%
ARM Holdings plc	372,740	5,748,034
Ashtead Group plc	822,433	12,138,230
Associated British Foods plc	238,623	12,071,383

	Shares	Value
BG Group plc	678,503	$13,886,504
BT Group plc	1,197,990	7,972,035
Bunzl plc	218,330	6,118,926
Burberry Group plc	260,774	6,700,881
Capita Group plc (The)	285,319	5,294,242
Carnival plc	38,780	1,576,322
Compass Group plc	157,488	2,627,933
International Consolidated Airlines Group SA(1)	1,263,520	8,336,096
Intertek Group plc	69,290	3,389,076
ITV plc	1,294,114	3,950,099
Johnson Matthey plc	180,548	9,720,614
Lloyds Banking Group plc(1)	7,583,697	9,897,394
Next plc	57,360	6,384,144
Prudential plc	134,360	3,120,341
Reckitt Benckiser Group plc	127,260	10,878,965
Rio Tinto plc	206,436	10,578,068
Rolls-Royce Holdings plc	285,138	4,970,658
Rolls-Royce Holdings plc Preference Shares	38,208,492	64,045
Royal Bank of Scotland Group plc(1)	1,393,740	8,097,218
Shire plc	120,180	6,877,351
Smith & Nephew plc	318,360	5,581,818
St. James's Place plc	748,900	9,822,763
Travis Perkins plc	241,860	6,822,973
Whitbread plc	161,978	11,365,296
		193,991,409
TOTAL COMMON STOCKS (Cost $723,409,974)		880,821,602
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625%, 8/31/17, valued at $1,494,260), in a joint trading account at 0.05%, dated 5/30/14, due 6/2/14 (Delivery value $1,464,751)		1,464,745
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 11/30/15, valued at $1,195,045), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $1,171,797)		1,171,796
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $1,195,799), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $1,171,797)		1,171,796
SSgA U.S. Government Money Market Fund	1,852,975	1,852,975
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,661,312)		5,661,312
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $729,071,286)		886,482,914
OTHER ASSETS AND LIABILITIES — 0.3%		2,541,849
TOTAL NET ASSETS — 100.0%		$889,024,763

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.9%
Financials	18.2%
Industrials	16.4%
Health Care	12.1%
Consumer Staples	11.5%
Materials	8.7%
Information Technology	7.6%
Energy	3.9%
Telecommunication Services	1.5%
Utilities	0.3%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $729,071,286)	$886,482,914
Foreign currency holdings, at value (cost of $1,337,823)	1,334,378
Receivable for investments sold	11,561,699
Receivable for capital shares sold	127,191
Dividends and interest receivable	3,095,412
Other assets	12,892
902,614,486

Liabilities
Payable for investments purchased	12,802,856
Accrued management fees	721,279
Accrued foreign taxes	65,588
13,589,723

Net Assets	$889,024,763

Net Assets Consist of:
Capital (par value and paid-in surplus)	$707,159,586
Undistributed net investment income	765,265
Undistributed net realized gain	23,721,253
Net unrealized appreciation	157,378,659
$889,024,763

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$869,286,823	73,418,417	$11.84
R6 Class, $0.01 Par Value	$19,737,940	1,666,767	$11.84

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,352,117)	$10,951,167
Interest	546
10,951,713

Expenses:
Management fees	4,029,495
Directors’ fees and expenses	12,704
Other expenses	2,454
4,044,653

Net investment income (loss)	6,907,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $27,413)	27,730,585
Foreign currency transactions	(52,231)
27,678,354

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $135,661)	(4,509,680)
Translation of assets and liabilities in foreign currencies	(6,431)
(4,516,111)

Net realized and unrealized gain (loss)	23,162,243

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,069,303

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$6,907,060	$6,369,114
Net realized gain (loss)	27,678,354	51,288,405
Change in net unrealized appreciation (depreciation)	(4,516,111)	79,335,173
Net increase (decrease) in net assets resulting from operations	30,069,303	136,992,692

Distributions to Shareholders
From net investment income
Institutional Class	(10,834,636)	(7,491,880)
R6 Class	(101,158)	—
From net realized gains:
Institutional Class	(34,990,441)	—
R6 Class	(295,487)	—
Decrease in net assets from distributions	(46,221,722)	(7,491,880)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	127,571,709	160,140,262

Net increase (decrease) in net assets	111,419,290	289,641,074

Net Assets
Beginning of period	777,605,473	487,964,399
End of period	$889,024,763	$777,605,473

Undistributed net investment income	$765,265	$4,793,999

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees -The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of International Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.850% to 1.300% for the Institutional Class and 0.700% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2014 was 0.99% for the Institutional Class and 0.84% for the R6 Class.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $382,024,905 and $293,262,102, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	250,000,000		250,000,000
Sold	8,229,168	$95,781,962	16,389,161	$178,466,964
Issued in reinvestment of distributions	4,106,190	45,825,077	741,776	7,491,880
Redeemed	(2,287,764)	(27,097,284)	(2,826,607)	(32,253,447)
	10,047,594	114,509,755	14,304,330	153,705,397
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,221,683	14,169,682	559,698	6,686,823
Issued in reinvestment of distributions	35,574	396,645	—	—
Redeemed	(129,175)	(1,504,373)	(21,013)	(251,958)
	1,128,082	13,061,954	538,685	6,434,865
Net increase (decrease)	11,175,676	$127,571,709	14,843,015	$160,140,262

(1)	July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$36,835,925	$843,985,677	—
Temporary Cash Investments	1,852,975	3,808,337	—
	$38,688,900	$847,794,014	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$731,840,998
Gross tax appreciation of investments	$159,979,313
Gross tax depreciation of investments	(5,337,397)
Net tax appreciation (depreciation) of investments	$154,641,916

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2014(3)	$12.17	0.10	0.29	0.39	(0.17)	(0.55)	(0.72)	$11.84	3.54%	0.99%(4)	1.68%(4)	36%	$869,287
2013	$9.94	0.11	2.27	2.38	(0.15)	—	(0.15)	$12.17	24.27%	1.02%	1.01%	89%	$771,045
2012	$8.71	0.13	1.17	1.30	(0.07)	—	(0.07)	$9.94	15.13%	1.08%	1.47%	93%	$487,964
2011	$9.11	0.10	(0.41)	(0.31)	(0.09)	—	(0.09)	$8.71	(3.47)%	1.12%	1.04%	77%	$345,234
2010	$8.61	0.08	0.54	0.62	(0.12)	—	(0.12)	$9.11	7.28%	1.14%	0.95%	85%	$250,218
2009	$6.29	0.10	2.33	2.43	(0.11)	—	(0.11)	$8.61	39.09%	1.18%	1.41%	132%	$163,476
R6 Class
2014(3)	$12.18	0.13	0.27	0.40	(0.19)	(0.55)	(0.74)	$11.84	3.61%	0.84%(4)	1.83%(4)	36%	$19,738
2013(5)	$11.13	(0.01)	1.06	1.05	—	—	—	$12.18	9.43%	0.85%(4)	(0.34)%(4)	89%(6)	$6,561

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through November 30, 2013.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century World Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82556 1407

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 29, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 29, 2014